As Filed with the Securities and Exchange Commission on October 1, 2004

File No. 2-15037
File No. 811-879

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 74	/X/
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/
Amendment No. 74	/X/
(Check appropriate box or boxes)

HALLMARK INVESTMENT SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1250 Broadway
New York, NY 10001-3701
(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 401-5500

Amy W. Bizar, Esq.
The Reserve Funds
1250 Broadway
New York, NY 10001-3701
(Name and address of agent for service of process)

It is proposed that this filing become effective (check appropriate box):

/X/	immediately upon filing pursuant to Paragraph (b);
/ /	on pursuant to Paragraph (b);
/ /	60 days after filing pursuant to Paragraph (a)(1);
/ /	on (date) pursuant to Paragraph (a)(1);
/ /	75 days after filing pursuant to Paragraph (a)(2); or
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

/X/	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

HALLMARK FUNDSSM
                                  A Reserve Management Affiliate

HALLMARK FIRST MUTUAL FUND
HALLMARK TOTAL RETURN BOND FUND
HALLMARK CONVERTIBLE SECURITIES FUND
of Hallmark Investment Series Trust

Prospectus
October 1, 2004

The Securities and Exchange Commission has not been approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

(This page has been left blank intentionally.)

about the funds

The Hallmark First Mutual Fund
(formerly the Trainer Wortham First Mutual Fund)

Investment Objective

The Fund’s primary investment objective is to seek capital appreciation through investments in common stock. The Fund’s secondary investment objective is to seek income from dividends and interest.

Principal Investment Strategies

The Fund’s investment strategy emphasizes investing in companies that, in the opinion of Fund Management, offer prospects for capital growth and growth of earnings and dividends.

Consistent with the Fund’s investment objective, the Fund:

•	may invest in the following types of equity securities: common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks
•	may invest up to 15% of its net assets in foreign securities in the form of American Depository Receipts (“ADRs”)
•	may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase
•	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government
•	may engage in repurchase transactions

Temporary Defensive Strategies. For cash management purposes and in response to market, economic, political or other conditions, the Fund may temporarily hold up to 100% of its assets in cash or cash equivalents, including shares of affiliated money market funds. If the Fund acquires shares in an affiliated money market fund, shareholders would bear both their proportionate share of expenses in the Fund (including investment advisory fees) and, indirectly, the expenses of such money market fund (including investment advisory fees).

Principal Risks

Many factors affect performance and the Fund cannot guarantee that it will achieve its investment objectives. When you redeem your shares of the Fund, they could be worth more or less than what you paid for them. As a result, an investor could lose money on an investment in the Fund. The Fund is subject to the following primary risks:

Market Risk. The Fund’s share price changes daily based on changes in market conditions that affect the value of the Fund’s investment portfolio. A stock or bond market in which the Fund invests may go down in value in response to economic, political or financial developments. A stock or bond market may go down quickly and unpredictably.

Issuer-Specific Risks. The price of an individual security or a particular type of security can fluctuate differently than, or to a greater extent than, the market as a whole. An individual issuer’s securities can fall, with little or no warning, based upon such things as a worse than expected earnings report, the loss of key management personnel, negative news about the development of a product or legal proceeding. There is also a risk that the price of a security may never reach the level that the Fund believes is representative of its full value.

Debt Securities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. This is the risk that the value of debt securities

2

about the funds

usually fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Market expectations regarding future rates of inflation may also affect the value of debt securities.

Convertible Securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock. A convertible security’s value usually reflects both its current income payments and the market value of the underlying common stock. The market value of a convertible debt security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. The portion of the value of a convertible security that reflects the value of the underlying common stock is subject to the same types of market and issuer risk as that stock.

Foreign Securities Risks. Foreign securities markets often are not as developed or efficient as those in the United States and securities traded in foreign markets are often more volatile than those traded in the United States. There are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, which may make it difficult for the Fund to buy and sell securities on those exchanges. There may be less information available regarding foreign companies, making it harder to value foreign securities than U.S. securities. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent that the United States does. Some countries may not have laws comparable to the U.S. securities laws to protect investors. Accounting standards in other countries are often not the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder to accurately determine a company’s financial condition. Certain foreign economic markets may be less favorable than that of the United States in terms of growth, inflation rates, capital reinvestment, diversification or balance of payments. Some countries that the Fund may invest in may experience uncertain national policies, political instability, the potential for expropriation of assets, confiscatory taxation or unfavorable diplomatic developments.

American Depositary Receipts. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. Depositary receipts would generally be subject to the same risks as the foreign securities that they evidence or into which they may be converted. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Repurchase Agreements. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays, incur costs or lose money in exercising its rights under the agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would be considered to only constitute collateral for the seller’s obligation to pay the repurchase price. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from the failure of the seller to perform.

Temporary Defensive Strategy Risk. If the Fund temporarily holds assets in cash or cash equivalents, it may not achieve its investment objectives.

Suitability. Different investors have different investment goals. You should consider investing in the Fund if you are looking to add a growth component to your portfolio and are investing for long-term goals. The Fund is not intended to be a balanced investment program. It is intended to provide professional management for your assets and a convenient way to gain exposure to the common stock of companies that are expected to gain in value as part of a diversified portfolio.

3

about the funds

Performance

The performance information shown below is for the First Mutual Fund Class I shares, which were designated Class A prior to October 1, 2004. The bar chart below shows the annual returns of the Class I Shares for each of the past ten calendar years. The accompanying “Average Annual Total Return” table gives some indication of the risk of an investment on the Fund by comparing the Class I Shares’ performance to that of the Standard & Poor’s (S&P)500 Index, a market-value weighted index and one of the most widely used benchmarks of U.S. equity performance. Market indices are unmanaged and, unlike a mutual fund, their performance does not include taxes, transaction costs, management fees, or other expenses. The bar chart and table assume reinvestment of dividends and distributions. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and will differ to from after-tax returns for Class R shares because Class I has a lower expense ratio. Class R is new and has no performance history. As with all mutual funds, past performance (before and after taxes) is not a prediction of how a fund will perform in the future.

Hallmark First Mutual Fund – Class I Shares*

During the periods shown above, the highest quarterly return was 36.27% for the quarter ended December 31, 1998 and the lowest quarterly return was -22.66% for the quarter ended September 30, 2001. The return for the period from January 1, 2004 to June 30, 2004 was -1.45%.

Average Annual Total Returns (For the Periods Ended December 31, 2003)	Past Year	Past 5 Years	Past 10 Years
Hallmark First Mutual Fund – Class I Shares*
Return Before Taxes**	31.65%	-2.46%	8.17%
Return After Taxes on Distributions**	31.65%	-3.38%	6.00%
Return After Taxes on Distributions and Sale of Fund Shares**	20.57%	-2.17%	6.21%

S&P 500 Index (reflects no deduction for expenses or taxes)	28.09%	-0.59%	10.17%

*	Effective October 1, 2004, all then outstanding shares of the Fund were re-designated Class I Shares.
**	Includes all applicable fees and sales charges.

4

about the funds

Fees & Expenses

You may pay certain fees and expenses, described in the table below, if you buy and hold shares of the Fund. The Fund is a no-load fund, meaning that there are no sales charges (loads) or exchange fees associated with an investment in the Fund. Class R Shares of the Fund had not yet commenced operations as of the date of this Prospectus; therefore, the Other Expenses indicated in the table for Class R Shares are estimated expenses.

	Class R	Class I*
Shareholder Fees**	None	None
(Fees paid directly from your investment)
Shareholder Transaction Fees	0.00%	0.00%
Redemption Fees	0.00%	0.00%

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee***	1.30%	1.00%
Distribution (12b-1) Fee	0.25%	0.00%
Other Expenses†	0.00%	0.00%

Total Annual Fund Operating Expenses	1.55%	1.00%

*	Effective October 1, 2004, all then outstanding shares of the Fund were re-designated Class I Shares.
**	The Fund may charge the following fees to a limited number of shareholders depending on their particular circumstance or additional services requested: A monthly “Low Balance Fee” (currently $15) may be imposed on Class R accounts (other than IRA accounts) with a monthly average account balance of less than the minimum balance of $1,000, in which no shareholder activity has occurred for the past 12 consecutive months. A $2 fee may be charged for Class R redemption checks issued by the Fund for less than $100 and a $100 fee may be charged for Class I redemption checks issued by the Fund for less than $100,000. A $10 fee may be charged for Class R wire redemptions of less than $10,000 and a $100 fee may be charged for Class I wire redemptions of less than $100,000. An Early Redemption Fee may be charged on redemptions or exchanges of shares held for 15 days or less before the redemption or exchange.
***	The Fund pays a “Comprehensive Management Fee” that includes the investment advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses and transfer agent costs. The Comprehensive Management Fee does not include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, government imposed fees and expenses, including, but not limited to, federal and state registration fees, and the fees and expenses of the independent Trustees, for which the Fund pays its direct or allocated share.
†	Other Expenses include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, government imposed fees and expenses, including, but not limited to, federal and state registration fees, and the fees and expenses of the independent Trustees, for which the Fund pays its direct or allocated share. The Fund estimates that these Other Expenses will be less than 0.005%.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the ends of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Hallmark First Mutual Fund	One Year	Three Years	Five Years	Ten Years
Class R Shares	$162	$505	$870	$1,898
Class I Shares*	$105	$328	$568	$1,258

*	Effective October 1, 2004, all then outstanding shares of the Fund were re-designated Class I Shares.

Your costs would be the same whether you stayed in the Fund or redeemed your shares at the end of any period.

5

about the funds

The Hallmark Total Return Bond Fund
(formerly the Trainer Wortham Total Return Bond Fund)

Investment Objective

The Fund’s investment objective is to seek to maximize total return, consistent with the preservation of capital.

Principal Investment Strategies

The Fund invests primarily in U.S. Government and government agency securities, investment grade corporate bonds and other fixed-income securities. The Fund seeks to produce conservative, risk-adjusted returns. The Fund’s investment securities selection process involves strategic decision-making which considers portfolio sector composition, maturity structure and duration. Fund management analyzes yield ratios and implements a disciplined process which is intended to preserve principal, compound interest and produce sustainable results over the course of a business cycle.

Consistent with the Fund’s investment objective, the Fund:

•	invests at least 80% of the value of its assets in fixed-income securities
•	may invest in corporate notes, bonds and debentures that are rated investment grade at the time of purchase
•	may invest in U.S. Treasury securities including Treasury bills, Treasury notes and Treasury bonds
•	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government
•	may invest in mortgage-related securities including securities issued by various U.S. Government agencies, as well as those issued by private issuers
•	may invest in asset-backed securities
•	may invest in municipal obligations issued by states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities
•	may invest in zero coupon securities
•	may invest in foreign government obligations and supranational obligations
•	may invest in U.S. dollar denominated obligations of foreign corporate issuers
•	may engage in repurchase transactions
•	may invest in short-term money market instruments

Temporary Defensive Strategies. For cash management purposes and in response to market, economic, political or other conditions, the Fund may temporarily hold up to 100% of its assets in cash or cash equivalents, including shares of affiliated money market funds. If the Fund acquires shares in an affiliated money market fund, shareholders would bear both their proportionate share of expenses in the Fund (including investment advisory fees) and, indirectly, the expenses of such money market fund (including investment advisory fees).

6

about the funds

Principal Risks

Many factors affect performance and the Fund cannot guarantee that it will achieve its investment objectives. When you redeem your shares of the Fund, they could be worth more or less than what you paid for them. As a result, an investor could lose money on an investment in the Fund. The Fund is subject to the following primary risks:

Market Risk. The Fund’s share price changes daily based on changes in market conditions that affect the value of the Fund’s portfolio. A market in which the Fund invests may go down in value in response to economic, political or financial developments. A market may go down quickly and unpredictably.

Issuer-Specific Risks. The price of an individual security or a particular type of security can fluctuate differently than, or to a greater extent than, the market as a whole. An individual issuer’s securities can fall, with little or no warning, based upon such things as a worse than expected earnings report, the loss of key management personnel, negative news about the development of a product or legal proceeding. There is also a risk that the price of a security may never reach the level that the Fund believes is representative of its full value.

Debt Securities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. This is the risk that the value of debt securities usually fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Market expectations regarding future rates of inflation may also affect the value of debt securities.

Repurchase Agreements. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays, incur costs or lose money in exercising its rights under the agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would be considered to only constitute collateral for the seller’s obligation to pay the repurchase price. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from the failure of the seller to perform.

Mortgage-backed securities. When interest rates fall, borrowers may refinance or otherwise repay their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities may be paid off more quickly than anticipated and the Fund may have to invest the proceeds in securities with lower yields, which is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities may be paid off more slowly than originally anticipated, in which case the value of those securities would fall. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Asset-Backed Securities. Like traditional fixed income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. Certain asset-backed securities may also be subject to “prepayment risk” during periods of falling interest rates and “extension risk” during periods of rising interest rates.

7

about the funds

Foreign Securities Risks. Foreign securities markets often are not as developed or efficient as those in the United States and securities traded in foreign markets are often more volatile than those traded in the United States. There are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, which may make it difficult for the Fund to buy and sell securities on those exchanges. There may be less information available regarding foreign companies, making it harder to value foreign securities than U.S. securities. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent that the United States does. Some countries may not have laws comparable to the U.S. securities laws to protect investors. Accounting standards in other countries are often not the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder to accurately determine a company’s financial condition. Certain foreign economic markets may be less favorable than that of the United States in terms of growth, inflation rates, capital reinvestment, diversification or balance of payments. Some countries that the Fund may invest in may experience uncertain national policies, political instability, the potential for expropriation of assets, confiscatory taxation or unfavorable diplomatic developments.

Temporary Defensive Strategy Risk. If the Fund temporarily holds assets in cash or cash equivalents, it may not achieve its investment objectives.

Suitability. Different investors have different investment goals. You should consider investing in the Fund if you are looking to add an income component to your portfolio and are willing to accept the risks of price and dividend fluctuations. The Fund is not intended to be a balanced investment program. It is intended to provide professional management for your assets and a convenient way to gain exposure to fixed-income securities as part of a diversified portfolio.

Performance

The performance information shown below is for the Total Return Bond Fund Class I shares, which were designated Class A prior to October 1, 2004. The bar chart below shows the annual returns of the Class I Shares for each full calendar year since inception. The accompanying “Average Annual Total Return” table gives some indication of the risk of an investment on the Fund by comparing the Class I Shares’ performance to that of the Lehman Brothers Intermediate Bond Index, is a widely recognized, unmanaged index of bonds with maturities of at least one year. Market indices are unmanaged and, unlike a mutual fund, their performance does not include taxes, transaction costs, management fees, or other expenses. The bar chart and table assume reinvestment of dividends and distributions. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only and will differ from after-tax returns for Class R shares because Class I has a lower expense ratio. Class R is new and has no performance history. As with all mutual funds, past performance (before and after taxes) is not a prediction of how a fund will perform in the future.

8

about the funds

Hallmark Total Return Bond Fund - Class I Shares*

During the periods shown above, the highest quarterly return was 4.09% for the quarter ended September 30, 2001 and the lowest quarterly return was -0.90% for the quarter ended September 30, 2003. The return for the period from January 1, 2004 to June 30, 2004 was 0.11%.

Average Annual Total Returns (For The Periods Ended December 31, 2003)	Past Year	Past 5 Years	Since Inception[1]
Hallmark Total Return Bond Fund – Class I Shares*
Return Before Taxes**	3.36%	5.28%	5.89%
Return After Taxes on Distributions**	1.92%	3.20%	3.70%
Return After Taxes on Distributions and Sale of Fund Shares**	2.34%	3.22%	3.68%

Lehman Brothers Intermediate Bond Index (reflects no deduction for expenses or taxes)	3.81%	6.65%	7.10%

*	Effective October 1, 2004, all then outstanding shares of the Fund were re-designated Class I Shares.
**	Includes all applicable fees and sales charges.
[1]	The Fund commenced operations on October 1, 1996.

Fees & Expenses

You may pay certain fees and expenses, described in the table below, if you buy and hold shares of the Fund. The Fund is a no-load fund, meaning that there are no sales charges (loads) or exchange fees associated with an investment in the Fund. Class R Shares of the Fund had not yet commenced operations as of the date of this Prospectus; therefore, the Other Expenses indicated in the table for Class R Shares are estimated expenses.

	Class R	Class I*

Shareholder Fees**	None	None
(Fees paid directly from your investment)
Shareholder Transaction Fees	0.00%	0.00%
Redemption Fees	0.00%	0.00%

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee***	1.05%	1.00%
Distribution (12b-1) Fee	0.25%	0.00%
Other Expenses†	0.00%	0.00%

Total Annual Fund Operating Expenses	1.30%	1.00%

(footnotes on next page)

9

about the funds

*	Effective October 1, 2004, all then outstanding shares of the Fund were re-designated Class I Shares.
**	The Fund may charge the following fees to a limited number of shareholders depending on their particular circumstance or additional services requested: A monthly “Low Balance Fee” (currently $15) may be imposed on Class R accounts (other than IRA accounts) with a monthly average account balance of less than the minimum balance of $1,000, in which no shareholder activity has occurred for the past 12 consecutive months. A $2 fee may be charged for Class R redemption checks issued by the Fund for less than $100 and a $100 fee may be charged for Class I redemption checks issued by the Fund for less than $100,000. A $10 fee may be charged for Class R wire redemptions of less than $10,000 and a $100 fee may be charged for Class I wire redemptions of less than $100,000. An Early Redemption Fee may be charged on redemptions or exchanges of shares held for 15 days or less before the redemption or exchange.
***	The Fund pays a “Comprehensive Management Fee” that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses and transfer agent costs. The Comprehensive Management Fee does not include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, government imposed fees and expenses, including, but not limited to, federal and state registration fees, and the fees and expenses of the independent Trustees, for which the Fund pays its direct or allocated share.
†	Other Expenses include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, government imposed fees and expenses, including, but not limited to, federal and state registration fees, and the fees and expenses of the independent Trustees, for which the Fund pays its direct or allocated share. The Fund estimates that these Other Expenses will be less than 0.005%.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the ends of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Hallmark Total Return Bond Fund	One Year	Three Years	Five Years	Ten Years
Class R Shares	$137	$425	$734	$1,611
Class I Shares*	$105	$328	$568	$1,258

*	Effective October 1, 2004, all then outstanding shares of the Fund were re-designated Class I Shares.

Your costs would be the same whether you stayed in the Fund or redeemed your shares at the end of any period.

10

about the funds

The Hallmark Convertible Securities Fund
(formerly the Froley, Revy Convertible Securities Fund)

Investment Objective

The Fund seeks to provide total return through the combination of current income and long-term capital appreciation.

Principal Investment Strategies

The Fund invests primarily in convertible securities of companies that Fund management believes have above average growth rates and sound financial characteristics. Convertible securities include corporate bonds and preferred stocks that are convertible into common stock.

Consistent with the Fund’s investment objective, the Fund:

•	invests, under normal circumstances, at least 80% of the value of its assets in securities convertible into common stocks: convertible bonds, convertible preferreds, mandatory convertible securities, synthetic convertible securities, warrants, and any rights to purchase common stocks
•	may invest, under normal circumstances, up to 20% of its assets in: common stock, money market instruments, non-convertible corporate or government debt securities and foreign securities
•	may invest in stock index futures
•	may borrow money to meet shareholder redemptions, but not for speculative purposes
•	may invest in other investment companies

Temporary Defensive Strategies. For cash management purposes and in response to market, economic, political or other conditions, the Fund may temporarily hold up to 100% of its assets in cash or cash equivalents, including shares of affiliated money market funds. If the Fund acquires shares in an affiliated money market fund, shareholders would bear both their proportionate share of expenses in the Fund (including investment advisory fees) and, indirectly, the expenses of such money market fund (including investment advisory fees).

Principal Risks

Many factors affect performance and the Fund cannot guarantee that it will achieve its investment objectives. When you redeem your shares of the Fund, they could be worth more or less than what you paid for them. As a result, an investor could lose money on an investment in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund is subject to the following primary risks:

Market Risk. The Fund’s share price changes daily based on changes in market conditions that affect the value of the Fund’s investment portfolio. A market in which the Fund invests may go down in value in response to economic, political or financial developments. A market may go down quickly and unpredictably.

Issuer-Specific Risks. The price of an individual security or a particular type of security can fluctuate differently than, or to a greater extent than, the market as a whole. An individual issuer’s securities can fall, with little or no warning, based upon such things as a worse than expected earnings report, the loss of key management personnel, negative news about the development of a product or legal proceeding. There is also a risk that the price of a security may never reach the level that the Fund believes is representative of its full value.

11

about the funds

Convertible Securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock. A convertible security’s value usually reflects both its current income payments and the market value of the underlying common stock. The market value of a convertible debt security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. The portion of the value of a convertible security that reflects the value of the underlying common stock is subject to the same types of market and issuer risk as that stock.

Credit Risk. Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund’s portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations. Because the Fund may invest a majority of its assets in high yield/high risk securities that have credit ratings below investment grade, the Fund is subject to the investment risks associated with such high yield/high risk instruments including the likelihood that changes in economic conditions could lead to a weakened capacity of the issuers of such securities to make principal and interest payments, which is not necessarily the case with issuers of higher rated securities.

Interest Rate Risk. When interest rates go up, the value of an investment in debt securities generally goes down. The value of long-term debt securities generally goes down more than the value of short-term debt securities at times when interest rates are rising. Rising interest rates may also have a negative impact on the value of certain equity securities if the issuers of those securities are unable to borrow, or must pay higher rates, to finance expansion or other needs and increases in the cost of debt service may have a negative impact on earnings. Market expectations regarding future rates of inflation may also affect the value of debt securities.

Foreign Securities Risks. Foreign securities markets often are not as developed or efficient as those in the United States and securities traded in foreign markets are often more volatile than those traded in the United States. There are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, which may make it difficult for the Fund to buy and sell securities on those exchanges. There may be less information available regarding foreign companies, making it harder to value foreign securities than U.S. securities. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent that the United States does. Some countries may not have laws comparable to the U.S. securities laws to protect investors. Accounting standards in other countries are often not the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder to accurately determine a company’s financial condition. Certain foreign economic markets may be less favorable than that of the United States in terms of growth, inflation rates, capital reinvestment, diversification or balance of payments. Some countries that the Fund may invest in may experience uncertain national policies, political instability, the potential for expropriation of assets, confiscatory taxation or unfavorable diplomatic developments.

Expenses of Other Investment Companies. If the Fund invests in another investment company (including in an affiliated money market fund), the Fund’s shareholders would be indirectly subject to the fees and expenses of that investment company, in addition to the fees and expenses of the Fund.

Temporary Defensive Strategy Risk. If the Fund temporarily holds assets in cash or cash equivalents, it may not achieve its investment objectives.

Suitability. Different investors have different investment goals. You should consider investing in the Fund if you are looking to increase the income component of your equity investments and are willing to accept the risks of price and dividend fluctuations. The Fund is not intended to be a balanced investment program. It is intended to provide professional management for your asset and a convenient way to gain exposure to convertible securities as part of a diversified portfolio.

12

about the funds

Performance

The performance information shown below is for the Class I Shares of the Convertible Securities Fund, which were designated Class A prior to October 1, 2004. The bar chart below shows the annual returns of the Class A Shares for each full calendar year since inception. The accompanying “Average Annual Total Return” table gives some indication of the risk of an investment in the Fund by comparing the Class I Shares’ performance to that of the Credit Suisse First Boston Convertible Securities Index (the “CSFB Convertible Securities Index”). The CSFB Convertible Securities Index is an unmanaged index comprised of all U.S. convertibles with the exception of CCC+ or lower rating, mandatory convertible preferred issues, or issues with contingent convertible language. There may be non - U.S. convertible issues within this index if CSFB believes it to be representative of the marketplace. Market indices are unmanaged and, unlike a mutual fund, their performance does not include taxes, transaction costs, management fees, or other expenses. The bar chart and table assumes reinvestment of dividends and distributions. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and will differ to from after-tax returns for Class R shares because Class I has a lower expense ratio. Class R is new and has no performance history. As with all mutual funds, the past performance (before and after taxes) is not a prediction of how a fund will perform in the future.

Hallmark Convertible Securities Fund - Class I Shares*

During the periods shown above, the highest quarterly return was 8.46% for the quarter ended December 31, 2003 and the lowest quarterly return was -11.41% for the quarter ended September 30, 2001. The return for the period from January 1, 2004 to June 30, 2004 was 0.33%.

Average Annual Total Returns (For The Periods Ended December 31, 2003)	Past Year	Since Inception[1]
Hallmark Convertible Securities Fund – Class I Shares*
Return Before Taxes**	21.08%	0.70%
Return After Taxes on Distributions**	20.20%	-0.54%
Return After Taxes on Distributions and Sale of Fund Shares**	13.69%	-0.14%

CSFB Convertible Securities Index (reflects no deduction for expenses or taxes)	28.00%	-1.05%

*	Effective October 1, 2004, all then outstanding shares of the Fund were re-designated Class I Shares.
**	Includes all applicable fees and sales charges.
[1]	The Fund commenced operations on August 28, 2000.

13

about the funds

Fees & Expenses

You may pay certain fees and expenses, described in the table below, if you buy and hold shares of the Fund. The Fund is a no-load fund, meaning that there are no sales charges (loads) or exchange fees associated with an investment in the Fund. Class R Shares of the Fund had not yet commenced operations as of the date of this Prospectus; therefore, the Other Expenses indicated in the table for Class R Shares are estimated expenses.

	Class R	Class I*
Shareholder Fees**	None	None
(Fees paid directly from your investment)
Shareholder Transaction Fees*	0.00%	0.00%
Redemption Fees*	0.00%	0.00%

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee***	1.25%	1.00%
Distribution (12b-1) Fee	0.25%	0.00%
Other Expenses†	0.00%	0.00%

Total Annual Fund Operating Expenses	1.50%	1.00%

*	Effective October 1, 2004, all then outstanding shares of the Fund were re-designated Class I Shares.
**	The Fund may charge the following fees to a limited number of shareholders depending on their particular circumstance or additional services requested: A monthly “Low Balance Fee” (currently $15) may be imposed on Class R accounts (other than IRA accounts) with a monthly average account balance of less than the minimum balance of $1,000, in which no shareholder activity has occurred for the past 12 consecutive months. A $2 fee may be charged for Class R redemption checks issued by the Fund for less than $100 and a $100 fee may be charged for Class I redemption checks issued by the Fund for less than $100,000. A $10 fee may be charged for Class R wire redemptions of less than $10,000 and a $100 fee may be charged for Class I wire redemptions of less than $100,000. An Early Redemption Fee may be charged on redemptions or exchanges of shares held for 15 days or less before the redemption or exchange.
***	The Fund pays a “Comprehensive Management Fee” that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses and transfer agent costs. The Comprehensive Management Fee does not include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, government imposed fees and expenses, including, but not limited to, federal and state registration fees, and the fees and expenses of the independent Trustees, for which the Fund pays its direct or allocated share.
†	Other Expenses include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, government imposed fees and expenses, including, but not limited to, federal and state registration fees, and the fees and expenses of the independent Trustees, for which the Fund pays its direct or allocated share. The Fund estimates that these Other Expenses will be less than 0.005%.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the ends of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Hallmark Convertible Securities Fund	One Year	Three Years	Five Years	Ten Years
Class R Shares	$158	$484	$843	$1,841
Class I Shares*	$105	$328	$568	$1,258

*	Effective October 1, 2004, all then outstanding shares of the Fund were re-designated Class I Shares.

Your costs would be the same whether you stayed in the Fund or redeemed your shares at the end of any period.

14

about the funds

Fund Management

The Investment Adviser. Reserve Management Company, Inc., 1250 Broadway, New York, New York 10001, the Funds’ investment Adviser (the “Adviser”), has provided management and investment advisory services to the investment companies in the Reserve family of funds since November 15, 1971. As of June 30, 2004, the Adviser had approximately $32.5 billion in assets under management.

The Adviser manages the investment portfolios of the Funds, subject to policies adopted by the Trustees, under an Investment Management Agreement with Hallmark Investment series Trust (the “Trust”), on behalf of each Fund. The Investment Management Agreement provides that the Adviser will furnish continuous investment advisory and other management and administrative services, including transfer agent services, to the Fund.

For its services performed for the Hallmark First Mutual Fund, the Adviser receives a comprehensive management fee, which includes most administrative expenses, at an annual rate of 1.30% for Class R Shares and 1.00% for Class I Shares, based on the average daily net assets of the Hallmark First Mutual Fund. For its services performed for the Hallmark Total Return Bond Fund, the Adviser receives a comprehensive management fee, at an annual rate of 1.05% for Class R Shares and 1.00% for Class I Shares, based on the average daily net assets of the Hallmark Total Return Bond Fund. For its services performed for the Hallmark Convertible Securities Fund, the Adviser receives a comprehensive management fee, at an annual rate of 1.25% for Class R Shares and 1.00% for Class I Shares, based on the average daily net assets of the Hallmark Convertible Securities Fund. Prior to October 1, 2004, Trainer Wortham & Company, Inc. (“Trainer Wortham”) served as investment advisor to the Hallmark First Mutual Fund and Hallmark Total Return Bond Fund and Froley, Revy Investment Company, Inc. (“Froley Revy”) served as investment advisor to the Hallmark Convertible Securities Fund. For the fiscal year ended June 30, 2004, Trainer Wortham received 0.75% and 0.27% of the average daily net assets of the Hallmark First Mutual and Hallmark Total Return Bond Funds, respectively for investment advisory fees alone. For the fiscal year ended June 30, 2004, Froley, Revy received 0.175% for investment advisory fees alone for the Hallmark Convertible Securities Fund. Those fees did not include the Funds’ administrative expenses.

The Sub-Advisers. Trainer Wortham, with its headquarters at 1230 Avenue of the Americas, New York, New York 10020 and offices at 111 Pine Street, San Francisco, CA 94111, serves as the sub-adviser to the Hallmark First Mutual Fund and Hallmark Total Return Bond Fund and is registered as an investment advisor under the Investment Advisers Act of 1940, as amended.

Trainer Wortham, organized in 1998, continues an investment counseling business which began in 1924 as Trainer & Associates. Trainer Wortham managed approximately $4.2 billion in assets as of June 30, 2004 and operates independently as a wholly-owned subsidiary of First Republic Bank (“First Republic”). First Republic is a New York Stock Exchange (“NYSE”) traded commercial bank and wealth management firm with approximately $6.8 billion in assets at June 30, 2004. First Republic specializes in providing wealth management services, including private banking, investment management, trust, brokerage, and real estate lending. First Republic provides its services online and through branch offices in six major metropolitan areas: San Francisco and Silicon Valley; the Greater Los Angeles Area; San Diego; Santa Barbara; Las Vegas and New York City.

Froley, Revy, with offices at 10900 Wilshire Boulevard, Los Angeles, California 90024, serves as the sub-adviser to the Hallmark Convertible Securities Fund. Froley, Revy was founded in 1975 and managed in excess of $4.2 billion in assets as of June 30, 2004.

Hallmark First Mutual Fund:

David P. Como serves as portfolio manager of the Hallmark First Mutual Fund and has been primarily responsible for the day-to-day management of the Fund’s portfolio since 1982. Mr. Como joined Trainer Wortham in 1969 and served as

15

about the funds

Director of Research for over 25 years, from 1974-1999. Prior to joining Trainer Wortham, he served as an oil analyst for Chemical Bank and developed their technical analysis department. Mr. Como received his BS degree from Villanova University.

Pursuant to a Sub-Investment Management Agreement with the Trust on behalf of the Hallmark First Mutual Fund, Trainer Wortham receives an annual fee, accrued daily and paid monthly, of 0.45% of the average daily net assets of the current shareholders of the Fund, not less than 0.30% of the average daily net assets of any new Class R shares and not less than 0.20% of the average daily net assets of any new Class I shares.

Hallmark Total Return Bond Fund:

John D. Knox serves as portfolio manager of the Hallmark Total Return Bond Fund and has been primarily responsible for the day-to-day management of the Fund’s portfolio since inception. Mr. Knox joined Trainer Wortham in December 1995 and is the President of Trainer Wortham and Managing Director of Fixed Income. Prior to joining Trainer Wortham, Mr. Knox served as Director of Global Fixed Income and Managing Director of Bear Stearns Asset Management and Bear Stearns, respectively from 1994-1995. For more than 11 years prior thereto, Mr. Knox was a principal and Senior Portfolio Manager at Morgan Stanley Asset Management. Mr. Knox received his BA degree from Princeton University.

Pursuant to a Sub-Investment Management Agreement with the Trust on behalf of the Hallmark Total Return Bond Fund, Trainer Wortham receives an annual fee, accrued daily and paid monthly, of 0.35% of the average daily net assets of the current shareholders of the Fund, not less than 0.30% of the average daily net assets of any new Class R shares and not less than 0.20% of the average daily net assets of any new Class I shares.

Hallmark Convertible Securities Fund:

Andrea Revy O’Connell, CFA, CIC serves as the portfolio manager for the Fund. Ms. O’Connell is Senior Portfolio Manager, President and Chief Executive Officer of Froley, Revy. She joined Froley, Revy in 1986 as a Financial Analyst and was made Vice President and Director of Research in 1990. She became a Principal in 1994 and was appointed to her current position in May of 2000. Ms. O’Connell received her Chartered Financial Analyst designation in September 1992 and her Chartered Investment Counselor designation in December 1995. She is a member of the Association for Investment Management and Research, the Los Angeles Society of Financial Analysts and the Los Angeles Association of Investment Women. Ms. O’Connell holds a BA degree from the University of California at Los Angeles.

Pursuant to a Sub-Investment Management Agreement with the Trust on behalf of the Hallmark Convertible Securities Fund, Froley, Revy receives an annual fee, accrued daily and paid monthly, of 0.35% of the average daily net assets of the current shareholders of the Fund, not less than 0.30% of the average daily net assets of any new Class R shares and not less than 0.20% of the average daily net assets of any new Class I shares.

The Adviser has obtained an exemptive order from the Securities and Exchange Commission (the “SEC”) permitting the Board of Trustees, on behalf of each Fund, to hire or terminate additional or replacement sub-advisers and to modify any existing or future sub-advisory agreement without shareholder approval.

The Distributor. The Fund’s distributor, Resrv Partners, Inc., 1250 Broadway, New York, NY 10001, is an affiliate of the Adviser. The Funds have adopted a Rule 12b-1 distribution plan that allows each Fund to pay distribution fees for the sale and distribution of Class R Shares. The Class R distribution fee is 0.25% per year of each Fund’s average daily net assets. Since this fee is paid out of the Funds’ assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

16

your account

How to Buy Shares

Share Classes. Presently, the Funds offer two classes of shares, Class R and Class I. Class R Shares are designed for purchase by individual investors and Class I Shares, which have a higher minimum investment, are designed for institutional investors. You will need to decide on a share class to purchase before making your initial investment. You should weigh the impact of all potential costs over the life of your investment.

Account Ownership. You will also need to specify whether you wish to open a corporate account, a joint account or an individual account. When an account is registered jointly in the names of two people, either person is entitled to redeem any or all of the shares in the account. The Account Application provides that each party to a joint account will indemnify the Fund for actions taken on the instructions of the other party. The Funds will not be responsible for actions taken by either party with respect to this type of account.

Minimum Investment. For Class R Shares, the minimum initial investment is $1,000 for regular accounts and $250 for an Individual Retirement Account. The minimum subsequent investment for Class R Shares is $100. For Class I Shares, the minimum initial investment is $250,000 and the minimum subsequent investment is $10,000. The Funds reserve the right to reduce or waive the investment minimums with respect to any person or class of persons. The Funds may change the minimum investment requirements at any time.

How Fund Shares Are Priced. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is the Fund’s net asset value per share (NAV) for that Class of shares. The NAV is calculated by taking the total value of the share Class’s assets, subtracting its liabilities, and then dividing by the number of shares of that Class that are issued and outstanding. Class I Shares will generally have a higher NAV than Class R Shares because Class I has lower expenses.

Each Fund’s NAV is calculated as of the close of trading on the NYSE, usually 4:00 p.m. Eastern Time, on each day that the NYSE is open. Generally, the NAV is not calculated, and purchase orders are not accepted, on other days when the NYSE is closed. However, the NAV may be calculated, as of 4:00 p.m. Eastern Time, and purchase orders accepted on such days, if the Adviser determines that it is in the shareholders’ interest to do so. Your order will be priced at the next NAV calculated after your order is received by a Fund or by an authorized financial intermediary who has a sales agreement with Resrv Partners, Inc., the Funds’ distributor. No purchase of shares will be modified or cancelled after the cut-off time for calculating the Funds’ NAV.

Each Fund’s investments are generally valued based on market quotations. If market quotations are not readily available for a particular security or if events that are expected to materially affect the value of a security or securities traded in other markets occur between the close of those markets and the close of business on the NYSE, and such change in value would materially affect the NAV of a Fund, those securities will be valued at their fair value by or under the direction of the Board of Trustees. The Funds may use pricing services to determine the fair value price of securities.

Payment for Shares. All share purchases must be paid for in U.S. dollars. Foreign or travelers checks, cash, money orders, credit cards, credit card convenience checks, “starter” checks or post-dated checks will not be accepted. In addition, in order to protect the Funds from check fraud, Hallmark will not accept checks payable to third parties. An initial direct purchase must be accompanied by an Account Application. We are required by law to verify your identity. If the required information is not provided on your Account Application or cannot be verified, we may not be able to open an account or may close an account at any time. All payments for share purchases must be made by one of the two methods noted below:

•	By check - You may purchase shares with a check drawn on a U.S. bank, payable to Hallmark Investment Series Trust or payable to, and endorsed by, the account holder. You must include your account number (or Taxpayer

17

your account

Identification Number) on your check. A fee (currently $15) will be imposed if any check does not clear and, in addition, the investor will be liable for any loss the Fund incurs due to the returned check. Checks may be mailed or delivered to Hallmark Funds, 1250 Broadway, 32nd Floor, New York, NY 10001.
•	By Federal wire - Call Hallmark Funds at 888-823-2867 between 8:30 a.m. and 6:00 p.m. Eastern time on any business day, or contact the firm from which you received this Prospectus, for specific instructions for purchasing shares by wire transfer.

Checks and wires which do not correctly identify the account to be credited may be returned or may delay the purchase of shares.

Investments Through Third Parties. Investments made through a third party such as a broker-dealer, financial institution or other financial intermediary, rather than directly with a Fund, may be subject to different policies and fees than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. You should consult a representative of the financial intermediary for more information.

Investments Through the Exchange Privilege. Investors can exchange Class R shares of the Funds for shares of Reserve money market funds or for shares of the same Class of other Hallmark funds or of the affiliated Reserve money market funds. Any new account established through an exchange will have the same privileges as the original account (provided they are available). You should carefully read the current Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Hallmark/Reserve family of funds, except that the Funds, and certain other Hallmark funds, may be subject to an Early Redemption Fee on exchanges of shares acquired 15 days or less before the exchange. The Funds may change or discontinue the exchange privilege at any time.

Hallmark automatic asset-builder plan.SM You may purchase Class R Shares of a Fund by automatically transferring a fixed dollar amount ($25 minimum) into your Hallmark account from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security payments, a federal salary, certain veterans’ benefits, or other regular payments from the federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Hallmark account. Please call the Funds at 888-823-2867 and press “0” or visit the “Form Library” in the “Literature Center” on our website, www.hallmarkfunds.com, for an application.

Right to Refuse Purchases and Exchanges. The Funds reserve the right to refuse any purchase or exchange request for any reason.

How to Sell Shares

You may redeem your shares on each day that the Funds’ NAV is calculated. Generally, the NAV is not calculated, and redemption requests are not accepted, on days the NYSE is closed. However, the NAV may be calculated and redemption orders accepted on such days, if the Adviser determines that it is in the shareholders’ interest to do so. Shares will be redeemed at the next NAV determined after a proper redemption request, by telephone or in writing, is received by a Fund. Redemption requests received after the cut-off time for the calculation of a Fund’s NAV on any day will be redeemed at the NAV calculated on the next business day.

Redemption proceeds can be paid by check or wire transfer. When redeeming recently purchased shares, please be aware that if a Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds until it has

18

your account

collected payment (usually not more than ten business days). The Funds assume no responsibility for delays in the receipt of wired or mailed funds. The Funds may suspend the redemption of shares for over seven days if trading is restricted on the NYSE, if an emergency is declared by the SEC or if otherwise permitted by SEC order.

A service fee of $2 may be charged on Class R redemption checks for less than $100 and a service fee of $100 may be charged for Class I redemption checks of less than $100,000. A $10 service fee may be charged for Class R wire redemptions of less than $10,000 and a $100 service fee may be charged for Class I wire redemptions of less than $100,000. Service fees may be waived under certain conditions.

Telephone Requests. If you completed the “Redemptions and Exchanges by Telephone” information on your account application, you may redeem your shares by calling the Funds at 888-823-2867. Telephone redemptions will be sent to the bank or brokerage account designated on the shareholder’s account application or in a letter from the shareholder with a signature guarantee. To change your designated brokerage or bank account, contact the firm through which you purchased your Fund shares, or, if you purchased your shares directly from the Funds, send a written request to the Funds with a signature guarantee. The Funds reserve the right to record telephone calls and to refuse a telephone redemption if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. Unless you did not sign up for telephone privileges or a Fund fails to take reasonable measures to verify the request, a Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon telephone instructions.

Written Requests. When making a redemption request in writing, please include your account number, the Fund name, either the dollar amount or the number of shares you want to redeem, where the proceeds are to be sent or deposited, whether the redemption is to be made by check or by wire transfer and the name(s) and signature(s) of all account holders. A signature guarantee will also be required for the types of redemptions listed below. If you are redeeming shares held in an Individual Retirement Account (IRA), please call the Funds for information regarding the applicable withholding requirements.

Signature Guarantees. The following types of redemptions require written instructions and a signature guarantee:

•	the redemption is for more than $10,000 and the redemption proceeds are not being sent to the shareholder’s designated bank or brokerage account; or
•	the account address has been changed within the past 30 days; or
•	the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Signature guarantees are designed to protect both you and the Funds from fraud and reduce the risk of loss. A signature guarantee can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees. Joint account owners need only provide a signature guarantee for one of the account’s registered owners.

Redemptions Through Third Parties. If you purchased or hold shares of a Fund through a financial intermediary, you should contact a representative of the financial intermediary for information about selling your shares. Redemptions through a financial intermediary may involve that firm’s own redemption minimums, services fees, or other requirements, which may be different from those described here.

Redemptions Through the Exchange privilege. Investors can exchange some or all of their Class R Fund shares for shares of the same Class in other Hallmark or Reserve funds. Investors can request an exchange in writing or by telephone. Be sure to carefully read the current Prospectus for any fund into which you would like to exchange. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). There

19

your account

is currently no fee for exchanges among funds in the Hallmark/Reserve family of funds, except that the Funds and certain other Hallmark funds may be subject to an Early Redemption Fee on an exchange of shares acquired 15 days or less before the exchange. The Funds may change or discontinue the exchange privilege at any time.

Redemptions in Kind. If the amount of a redemption request is large enough to affect a Fund’s operations (for example, if the request is greater than $250,000 or 1% of the Fund’s net asset value), each Fund reserves the right to make payment in portfolio securities rather than in cash (“redemption in kind”), without notice. A shareholder may incur transaction expenses in converting the securities received into cash.

Minimum Balance Requirement. Because of the expenses of maintaining shareholder accounts, if your Class R account, other than an IRA, has an average monthly account balance of less than $1,000 and there has been no shareholder activity in the account during the past 12 months, a Fund may, after 30 days notice, charge a monthly low balance fee (currently $15) or may redeem your shares and close the account. No account will be charged a fee or closed if the decline in balance is due to a decrease in share price. Some financial intermediaries may establish different minimum balances and fee amounts.

Frequent Purchases and Redemptions

Purchases or sales of shares of the Funds, and exchanges between funds in the Hallmark/Reserve family of funds, should not be used to exploit short-term swings in the market. Frequent purchase, sale or exchange transactions may harm the Funds by disrupting portfolio management strategies and by increasing expenses. Accordingly, a Fund may reject any purchase or exchange that it believes to be short-term, excessive or disruptive to the Fund. The Funds may also limit or terminate the right to make purchases, or the exchange privilege, of any shareholder making excessive or short-term purchases, sales or exchanges. In addition, the Trustees of the Funds, and of certain other Hallmark funds, have adopted an Early Redemption Fee of 2.0% for redemptions or exchanges of shares that have been held for 15 days or less at the time of the redemption or exchange. The Funds may not be able to determine that a specific purchase, sale or exchange is short-term or excessive, particularly with respect to orders made through omnibus accounts or retirement plans, and may not be able to reject all such orders.

20

shareholder services

Shareholder Services

The Funds offer a variety of shareholder services to make it more convenient to manage your account and to provide options to expand your investment opportunities. For more information on any of the following services, please call us at 888-823-2867 between 8:30 a.m. and 6:00 p.m. Eastern time on any business day or visit our website at www.hallmarkfunds.com. Applications for some of these services are also available on our website in the “Form Library” of the “Literature Center.”

Shareholder communications. An account statement is sent to each shareholder at least quarterly. Shareholders are advised to retain all account statements. Shareholders have a duty to examine their account statements and report any discrepancies to the Funds immediately. Failure to do so could result in the shareholder suffering a loss. The Funds may choose not to send duplicate copies of shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address. If you would like to receive additional copies of these materials, please contact the Funds or the financial intermediary through which you purchased your Fund shares.

Records and Research Services. The Funds may charge shareholder accounts for specific costs incurred in processing certain shareholder requests for additional records and research including, but not limited to, providing copies of shareholder checks and account statements from past periods, stop payment orders and providing special research services.

The following services are available only to investors in the Funds’ Class R retail share class:

Hallmark Automatic asset-builder plan.SM The Asset Builder Plan enables you may make automatic share purchases by having a fixed dollar amount ($25 minimum) transferred into your Hallmark account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a federal salary, certain veterans’ benefits, or other regular payments from the federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Hallmark account.

Hallmark Automatic Transfer Plan.SM With the Automatic Transfer Plan, you may free make automatic transfers from your Fund account to the eligible checking, NOW or bank money-market deposit account that you designate. You may choose to have dividends or distributions transferred to your designated account on a monthly basis or to have a specific dollar amount transferred to your designated account on a monthly, quarterly or annual basis. There is a fee of $25 for these transfers. You may also have amounts transferred to your designated account from telephone redemptions of $100 and over. To be eligible for these services, you must have an account with a balance of at least $5,000, and submit an Automatic Transfer Plan application to the Fund.

Hallmark Easy Access.SM Easy Access is the Hallmark Funds’ 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 888-823-2867 and follow the instructions.

Hallmark Online Access.SM You may access your account activity for the previous six months, current price information and other information through On-Line Access at www.hallmarkfunds.com. You must call Hallmark at 888-823-2867 to activate On-Line Access.

Individual retirement accounts. Investors may use a Fund as an investment for an Individual Retirement Account (IRA). For more information call 888-823-2867 between 8:30 a.m. and 6:00 p.m. Eastern time on any business day or visit the “Form Library” in the “Literature Center” on our website, www.hallmarkfunds.com, for an IRA account application.

21

shareholder services

Hallmark eDelivery.SM The Funds now offer electronic delivery of the prospectus and other shareholder communications by eDelivery. In order to receive this service, you must register your account and provide us with e-mail information. Please call 888-823-2867 between 8:30 a.m. and 6:00 p.m. Eastern time on any business day for more information or enroll online at www.hallmarkfunds.com/eDelivery. You must provide a verifiable e-mail address to enroll. Hallmark eDelivery may not be available if you hold your Fund shares through a broker, dealer or other financial intermediary. Contact a representative of the financial intermediary for more information.

22

dividends and taxes

Dividends and Taxes

The following discussion is intended as general information only, it is not a complete analysis of the federal tax implications of an investment in the Funds. Because each person’s tax situation is unique, you should consult your own tax advisor(s) with regard to the federal, state and local tax consequences of the purchase, ownership, exchange and redemption of Fund shares. If you hold your Fund shares in a tax-deferred account, such as a retirement plan, you generally will not pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor. The applicable tax laws affecting the Funds and their shareholders are subject to change, including retroactive change.

Each Fund will distribute substantially all of its net investment income and capital gains to its shareholders each year. Although this cannot be predicted with any certainty, it is anticipated that the majority of dividends, if any, of the Hallmark First Mutual Fund will consist of capital gains and of the Hallmark Total Return Bond Fund will consist of ordinary income. Capital gains may be taxable to you at different rates, depending on how long a Fund held the assets that were sold. Distributions of net long-term capital gains earned by a Fund are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares.

The portion of each Fund’s income consisting of dividends paid by U.S. corporations, qualifying foreign corporations and as long-term capital gains may be eligible for the recently enacted reduced rate on certain dividend income. Dividends paid out of a Fund’s income on debt securities, non-qualifying foreign corporation dividends and net short-term capital gains generally will not be eligible for the reduced rate. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect. If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of the excess of net short term capital gains over net long term capital losses) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Dividends and interest received by a Fund on foreign securities may give rise to withholding and other taxes imposed by the foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by a Fund if certain requirements are met.

All dividends and capital gains distributions, if any, are paid in the form of additional shares, unless you have requested that dividends, capital gains distributions or both be distributed to you in cash. This request may be made on your initial Account Application or by writing to the Funds. Dividends and distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional Fund shares. Dividends and distributions are reinvested in Fund shares on the payment date, at net asset value.

You will receive an annual account statement documenting certain tax characteristics of your dividends and distributions.

23

financial highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the period shown. Class R Shares of the Funds had not commenced operations as of June 30, 2004. For this reason, the tables present performance information for only the Class I Shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Briggs, Bunting & Dougherty, LLP, whose report, along with each Fund’s financial statements, are included in the Funds’ Annual Report, which is available upon request.

Hallmark First Mutual Fund – Class I Shares*

	Years Ended June 30,
	2004	2003†	2002	2001	2000
Net Asset Value, Beginning of Year	$8.18	$8.91	$11.52	$20.05	$16.54

Income from Investment Operations
Net investment loss	(0.09)	(0.06)	(0.07)	(0.14)	(0.22)
Net gains (loss) on securities (both realized and unrealized)	1.42	(0.67)	(2.29)	(6.04)	4.58

Total from investment operations	1.33	(0.73)	(2.36)	(6.18)	4.36

Less Distributions
Distributions from capital gains	—	—	(0.25)	(2.35)	(0.85)

Total distributions	—	—	(0.25)	(2.35)	(0.85)

Net Asset Value, End of Year	$9.51	$8.18	$8.91	$11.52	$20.05

Total Return	16.26%	(8.19)%	(20.71)%	(31.76)%	26.50%
Ratios/Supplemental Data
Net assets, end of year (in thousands)	$26,526	$24,718	$31,511	$46,537	$71,297
Ratio of expenses to average net assets	1.84%	1.98%	1.67%	1.52%	1.59%
Ratio of net investment loss to average net assets	(0.96)%	(0.82)%	(0.67)%	(0.98)%	(1.23)%
Portfolio turnover rate	62%	65%	76%	51%	36%

*	Effective October 1, 2004,the Fund changed its name from Trainer Wortham First Mutual Fund to Hallmark First Mutual Fund and all then outstanding shares of the Fund were re-designated Class I Shares.
†	Per share data is calulated using the average daily shares outstanding method.

24

financial highlights

Hallmark Total Return Bond Fund – Class I Shares*

	Years Ended June 30,
	2004	2003†	2002	2001	2000
Net Asset Value, Beginning of Year	$10.47	$10.06	$10.13	$9.71	$9.96

Income from Investment Operations
Net investment income	0.33	0.46	0.56	0.52	0.52
Net gain (loss) on securities (both realized and unrealized)	(0.40)	0.44	0.01	0.43	(0.20)

Total from investment operations	(0.07)	0.90	0.57	0.95	0.32

Less Dividends and Distributions
Dividends from net investment income	(0.35)	(0.47)	(0.55)	(0.53)	(0.52)
Distributions from capital gains	(0.08)	(0.02)	(0.09)	—	(0.05)

Total dividends and distributions	(0.43)	(0.49)	(0.64)	(0.53)	(0.57)

Net Asset Value, End of Year	$9.97	$10.47	$10.06	$10.13	$9.71

Total Return	(0.58)%	9.15%	5.78%	9.94%	3.31%
Ratios/Supplemental Data
Net assets, end of year (in thousands)	$26,136	$21,001	$23,056	$27,893	$19,332
Ratio of expenses to average net assets before reimbursement of expenses by Adviser	1.18%	1.34%	1.25%	1.10%	1.38%
after reimbursement of expenses by Adviser..	1.00%	1.00%	1.00%	0.99%	0.98%
Ratio of net investment income to average net assets before reimbursement of expenses by Adviser	3.12%	4.13%	4.92%	5.23%	4.89%
after reimbursement of expenses by Adviser	3.30%	4.47%	5.17%	5.34%	5.29%
Portfolio turnover rate	52%	41%	26%	57%	16%

*	Effective October 1, 2004, the Fund changed its name from Trainer Wortham Total Return Bond Fund to Hallmark Total Return Bond Fund and all then outstanding shares of the Fund were re-designated Class I Shares.
†	Per share data is calulated using the average daily shares outstanding method.

25

financial highlights

Hallmark Convertible Securities Fund – Class I Shares*

	Years Ended June 30,			For the Period August 28, 2000** to June 30,
	2004	2003#	2002	2001
Net Asset Value, Beginning of Period	$8.32	$8.04	$8.98	$10.00

Income from Investment Operations
Net investment income	0.12	0.18	0.21	0.21
Net gain (loss) on securities (both realized and unrealized)	0.85	0.26	(0.88)	(0.80)

Total from investment operations	0.97	0.44	(0.67)	(0.59)

Less Distributions#
Dividends from net investment income	(0.19)	(0.16)	(0.24)	(0.13)
Distributions from capital gains	—	—	(0.03)	(0.30)

Total distributions	(0.19)	(0.16)	(0.27)	(0.43)

Net Asset Value, End of Period	$9.10	$8.32	$8.04	$8.98

Total return (does not reflect sales load)	11.69%	5.64%	(7.53%)	(5.88	%)††
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$13,794	$15,072	$16,837	$14,730
Ratio of expenses to average net assets before reimbursement of expenses by Adviser	1.95%	1.82%	1.78%	1.95	%†
after reimbursement of expenses by Adviser	1.50%	1.50%	1.50%	1.50	%†
Ratio of net investment income to average net assets before reimbursement of expenses by Adviser	0.81%	1.93%	2.44%	2.30	%*
after reimbursement of expenses by Adviser	1.26%	2.25%	2.72%	2.75	%†
Portfolio turnover rate	87%	87%	101%	159	%††

*	Effective October 1, 2004, the Fund changed its name from Froley Revy Convertible Securities Fund to Hallmark Convertible Securities Fund and all then outstanding shares of the Fund were re-designated Class I Shares.
**	Inception date.
†	Annualized.
††	Since inception, not annualized.
#	Per share data is calulated using the average shares outstanding method.

26

HALLMARK FUNDS PRIVACY POLICY

Protecting Customer Information: Keeping your personal information secure is important to us at Hallmark. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information.

ALL PERSONAL INFORMATION PROVIDED BY OUR CUSTOMERS IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO THIRD PARTIES FOR USE IN MARKETING OR SOLICITATION. WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

Hallmark requires that employees with access to confidential information not use or disclose the information except for our internal business use. Only employees who need this information to service your accounts have access to this information. Such employees are trained to safeguard your personal information.

Who is covered by our Privacy Policy: This Privacy Policy applies to all current and former customers of the Hallmark funds. Customers who receive information from Hallmark through the Internet are covered by Hallmark’s Internet Security Statement, which is posted on our website at www.hallmarkfunds.com. The site also contains links to unaffiliated websites. The Hallmark funds are not responsible for the privacy practices or the content of such other websites.

Customers receive our Privacy Policy when they open a new account and annually thereafter. Our current policy is available online at www.hallmarkfunds.com. You will be notified of any major change to the Privacy Policy.

Types of Information We Collect From our Customers:

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income).
•	Information about your Hallmark account, account transactions (e.g., account number, spending and payment history, use of online products and services) and other transactions with The Hallmark funds and others.
•	Information about your creditworthiness, credit history, and information about you obtained from consumer reporting agencies or other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).
•	If you visit our Web site, we use software to collect anonymous data including browser types, pages visited, date of visit and time spent on our site. With or without cookies, our website keeps track of usage data, such as the source address of a page request, your IP address or domain name, the date and time of the page request, the referring website (if any) and other parameters in the URL. We use this data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our Web site www.hallmarkfunds.com for more information.
•	If you utilize Hallmark’s online services, we retain your user ID and password and information about your use of our website so that we can recognize you as a registered user of a Hallmark online service and personalize your online session.

Use of Information: When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We use personal information in ways compatible with the purposes for

27

which we originally requested it. We limit the collection and use of personal information to what is necessary to administer our business. Hallmark shares personal information about you to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

•	Legal and Routine Business Reasons. Hallmark may disclose personal information as required by law. We do reserve the right to disclose personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third-party service providers for the sole purpose of performing services for The Hallmark Funds. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Hallmark Funds, such as printing statements, checks, etc.
•	Marketing Purposes. We may also share information we have about you, as described above, with third parties hired by Hallmark to market Hallmark products and services exclusively.
•	Sharing Information within Hallmark. The Hallmark Funds and its affiliated companies offer a selection of financial products and services. We may share information we have about you, as described above, among these entities. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

Questions: If you have any questions, please call our Customer Service Department at 888-823-2867 and press zero between the hours of 8:30a.m. and 6:00 p.m. Eastern Time or send a letter to The Hallmark Funds, Attn: Administrative Department, 1250 Broadway, and New York, NY 10001-3701

We constantly evaluate our procedures to protect personal information and make every effort to keep your personal information accurate and current. If you identify any error in your personal information or need to change that information, please contact us and we will update our records. If you have any questions, please contact us by e-mail at customerservice@hallmarkfunds.com or call us at 888-823-2867.

Options relating to disclosure of personal information: We will not contact you regarding additional Hallmark products or services, and we will not provide personal information to any third parties for this purpose, if you instruct us not to do so. To give us such instructions, please e-mail us at customerservice@hallmarkfunds.com or call us at 1-888-823-2867. If you choose this option, we will continue to contact you from time to time to notify you of changes or updates to your account, to our services or to our website.

Ways you can protect your privacy:

Here are some measures to take to help prevent theft of your identity:

•	Do not share your account information, including personal or secret codes or passwords, with others.
•	Never provide confidential information to unknown callers.
•	Protect your account records including all statements and receipts.
•	Use a secure browser when doing business on the Internet, and exit online applications when finished.

28

If you believe you may be a victim of identity theft, you should:

•	Contact Hallmark customer service immediately.
•	Report the theft to each of these credit reporting agencies: Experian - 888-397-3742; Equifax - 800-525-6285 and TransUnion - 800-680-7289.
•	File a police report in your local jurisdiction; retain the report number and name of the officer with whom you filed the report.
•	Contact the Federal Trade Commission’s Identity Theft Hotline at 877-IDTHEFT to file a complaint or go to www.consumer.gov/idtheft.

•	All references in this notice to “the Hallmark funds” or “Hallmark” include the Hallmark/Reserve family of funds, Reserve Management Corp., Reserve Management Co., Inc., or Resrv Partners, Inc., member NASD since 06/03.

29

This Prospectus contains the information about the Fund, which a prospective investor should know before investing.

The Statement of Additional Information contains additional and more detailed information about the Funds, and is incorporated by reference into (considered a part of) this Prospectus. Each Funds’ Annual and Semi-Annual Reports lists the Fund’s portfolio holdings, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected each Fund’s performance during its past fiscal year. You may obtain copies of these documents at no cost by calling 888-823-2867, by visiting our website at www.hallmarkfunds.com or by writing to the Hallmark Funds, 1250 Broadway, New York, New York 10001.

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the operation of the public reference room call 1-202-942-8090. Reports and other information about the Funds are also available on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained upon payment of a duplicating fee, at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investors are advised to read and retain this Prospectus for future reference.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and, if given or made, such information or representations must not be relied upon. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

HALLMARK FUNDSSM
                                  A Reserve Management Affiliate

1250 Broadway, New York, NY 10001-3701
212-401-5500

General information about the Fund and 24-hour price and performance information: 888-823-2867 or www.hallmarkfunds.com.

Distributor - Resrv Partners, Inc.

HIST-10/04

Investment Company Act File Number: 811-879
© Reserve Management Company, Inc.

HALLMARK FUNDSSM
                                  A Reserve Management Affiliate

HALLMARK FIRST MUTUAL FUND
HALLMARK TOTAL RETURN BOND FUND
HALLMARK CONVERTIBLE SECURITIES FUND
            of Hallmark Investment Series Trust

PROSPECTUS
OCTOBER 1, 2004

The Securities and Exchange Commission has not been approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

STATEMENT OF ADDITIONAL INFORMATION

HALLMARK FIRST MUTUAL FUND
HALLMARK TOTAL RETURN BOND FUND
HALLMARK CONVERTIBLE SECURITIES FUND

of

HALLMARK INVESTMENT SERIES TRUST

125 Broadway, New York, New York, 10001
212-401-5500 or 888-823-2867

This Statement of Additional Information (“SAI”) for the Hallmark Investment Series Trust (the “Trust”) relates to each series of the Trust: Hallmark First Mutual Fund (“First Mutual Fund”); Hallmark Total Return Bond Fund (“Total Return Bond Fund”); and Hallmark Convertible Securities Fund (“Convertible Securities Fund”, collectively with First Mutual Fund and Total Return Bond Fund, the “Funds”). Each Fund issues two classes of shares designated as Class R and Class I. Class R Shares are designed for purchase by retail investors and Class I shares are designed for institutional investors. Information concerning the Funds is provided in a combined Prospectus dated October 1, 2004. This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Funds’ Prospectus, dated October 1, 2004. No investment in shares should be made without first reading the Prospectus. The Prospectus is incorporated by reference into this SAI and this SAI is incorporated by reference into the Prospectus. The Prospectus may be obtained without charge by writing to the Funds, at 1250 Broadway, New York, NY 10001-3701, attn: Client Services, by calling 888-823-2867 or by going online to www.hallmarkfunds.com.

The Funds’ most recent Annual Report to Shareholders is incorporated by reference into this Statement of Additional Information. The Funds’ Annual and Semi-Annual Reports to Shareholders are also available without charge by writing to the Funds, at 1250 Broadway, New York, NY 10001-3701, attn: Client Services, calling 888-823-2867 or by going online at www.hallmarkfunds.com

This Statement of Additional Information is dated October 1, 2004

TABLE OF CONTENTS

THE TRUST	1
INFORMATION ON PERMITTED INVESTMENTS AND RELATED RISK FACTORS	1
Depository Receipts	1
Convertible Securities	1
U.S. Government Securities	2
U.S. Treasury Securities	2
Illiquid Securities	2
Repurchase Agreements	2
Money Market Instruments	3
Fixed-Income Securities	3
High-Yield/High Risk and Unrated Securities	4
When-Issued Securities and Forward Commitments	4
Mortgage-Related Securities	5
Asset-Backed Securities	5
Municipal Obligations	6
Zero Coupon and Stripped Securities	6
Foreign Government Obligations: Securities of Supranational Entities	6
Other Foreign Securities	7
Options	7
Stock Index Futures	7
Shares of Investment Companies	7
Loans of Portfolio Securities	8
Borrowing	8
Portfolio Turnover	8
INVESTMENT LIMITATIONS OF THE FUNDS	8
Other Investment Restrictions	9
MANAGEMENT OF THE TRUST	10
Trustees and Officers of the Trust	10
Compensation Table	12
Codes of Ethics	12
Proxy Voting Policies and Procedures	12
PRINCIPAL HOLDERS OF SECURITIES	13
INVESTMENT ADVISORY AND OTHER SERVICES	15
The Investment Adviser	15
The Sub-Investment Advisers	17
The Distributor	17
Distribution and Shareholder Service Plans	18
The Prior Administrator	19
The Prior Transfer Agent and Fund Accountant	19
The Custodian	19
Independent Registered Public Accounting Firm	20
Fund Counsel	20
Brokerage Commissions	20
PRICING OF FUND SHARES	20
HOW TO BUY AND SELL SHARES	21
TAXES	27
PERFORMANCE INFORMATION	30
Calculation of Total Return	31
SHARES OF BENEFICIAL INTEREST	32
Description of Shares	32
Shareholder Meetings	33
FINANCIAL STATEMENTS	33

THE TRUST

The Trust is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated January 17, 1995. Prior to October 1, 2004, the Trust operated under the name “Trainer Wortham Funds” and the First Mutual Fund, Total Return Bond Fund and Convertible Securities Fund operated under the names, “Trainer Wortham First Mutual Fund,” “Trainer Wortham Total Return Bond Fund” and “Froley, Revy Convertible Securities Fund,” respectively. Each Fund is classified as diversified.

Effective October 1, 2004, the Trust retained a new Board of Trustees and officers and entered into new investment advisory and sub-investment advisory agreements. These changes are detailed under “Management of the Trust” and “Investment Advisory and Other Services” below.

Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Trust’s Prospectus.

INFORMATION ON PERMITTED INVESTMENTS
AND RELATED RISK FACTORS

Depositary Receipts

The Funds, with the exception of the Total Return Bond Fund, may invest in American Depositary Receipts (“ADRs”). The Convertible Securities Fund may also invest in Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs are securities, typically issued by a U.S. financial institution (a “depository”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. GDRs and EDRs are securities that represent ownership interests in a security or pool of securities issued by a foreign or U.S. corporation. Depository receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depository, whereas an unsponsored facility is established by the depository without participation by the issuer of the underlying security. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depository receipts may provide less information to receipt holders. Investments in depository receipts do not eliminate the risks in investing in foreign issuers. The market value of depository receipts is dependent on the market value of the underlying securities, and fluctuations in the relative value of the currencies in which the depository receipts and the underlying securities are quoted.

Convertible Securities

The Funds may invest in convertible securities. Convertible securities are securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Fund’s selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

The Funds may invest in mandatory convertible securities. These securities are typically of or near investment grade quality and are designed to pay holders a higher rate of dividends than would otherwise be received as a common stock holder. These securities also carry a mandatory conversion feature that requires the company to convert the instrument into common stock at a specific future date.

The Funds may invest in zero coupon and OID (Original Issue Discount) bonds. These convertible securities either do not pay a coupon or pay an extremely small coupon payment. These instruments are sold at a discount to par value and are typically putable back to the issuer at an escalating price in the future.

The Funds may invest in synthetic convertible securities. These securities have characteristics similar to a generic convertible bond, but typically have a high investment grade rating. Their bond rating is generally high because the instruments are backed by the credit of a major financial institution. A synthetic security is generally created specifically for an investor or group of investors that want exposure to a company or sector, but require dividend income. In exchange for providing exposure to a specific company or sector, the synthetic instrument is typically sold above fair value and there is reduced liquidity in the secondary market if the issue size is small.

U.S. Government Securities

Each Fund may invest in U.S. Government securities, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, are supported by right of the issuer to borrow from the Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

U.S. Treasury Securities

Each Fund may invest in U.S. Treasury securities, including Treasury bills, Treasury notes and Treasury bonds that differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years.

Illiquid Securities

The First Mutual Fund and the Total Return Bond Fund may not invest more than 10% of the value of their net assets and the Convertible Securities Fund may not invest more than 15% of its net assets in securities that are illiquid because of restrictions on transferability or for other reasons. Repurchase agreements with deemed maturities in excess of seven days are considered illiquid for purposes of these limits. A Fund may be unable to dispose of its holdings in illiquid securities at acceptable prices and may have to dispose of such securities over extended periods of time. A Fund may purchase securities that are sold in transactions between qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) and these securities are subject to certain legal or contractual restrictions on transfer that restrict their liquidity. Securities which are freely tradeable under Rule 144A may be treated as liquid if the Trustees of the Trust are satisfied that there is sufficient trading activity and reliable price information. The Trustees have authorized the Funds’ investment adviser Reserve Management Company, Inc. (“RMCI” or the “Adviser”) to make liquidity determinations with respect to such securities pursuant to procedures approved and adopted by the Board.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Reserve System and registered broker-dealers that the Adviser deems creditworthy under guidelines approved by the Trust’s Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than 100% of the

2

repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Securities subject to repurchase agreements will be held by the Trust’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

Money Market Instruments

Each Fund may invest in the following types of money market instruments, either directly or through investments in money market funds. Money market instruments must, at the time of purchase, have, or be deemed to have under rules of the Securities and Exchange Commission (the “SEC”), remaining maturities of 13 months or less. Each Fund’s money market instruments and debt securities, including bank obligations and commercial paper, must be at least comparable in quality to the Fund’s other investments. Bank obligations may include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank that is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments by a Fund in non-negotiable time deposits are limited to no more than 5% of its total assets at the time of purchase. If a Fund acquires shares in a money market fund, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such money market fund (including management and advisory fees).

Fixed-Income Securities

Investors in each Fund should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities typically are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its cost. In either instance, if the security was purchased at face value and held to maturity, no such gain or loss would be realized. Certain securities purchased by a Fund, such as those with interest rates that fluctuate directly or indirectly based on a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders, including a Fund, to extreme reductions of yield and possibly loss of principal.

The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a security purchased by a Fund has been adversely changed, a Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

Holding securities that have been downgraded below investment-grade can subject the Fund to additional risk. Certain securities purchased by the Fund, such as those rated “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB” by Standard & Poor’s Ratings Group (“S&P”) or Fitch IBCA (“Fitch”), may be subject to such risk with respect to the issuing entity and to greater market fluctuations than lower yielding, higher rated fixed-income securities. Debt securities which are rated “Baa” by Moody’s are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody’s to have speculative characteristics. Debt securities rated “BBB” by S&P are regarded as having adequate capacity to pay interest and repay principal, and while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt securities in this category than in higher rated categories. Fitch considers the obligor’s ability to pay interest and repay principal on debt securities rated “BBB” to be adequate; adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these debt securities and, therefore, impair timely payment.

3

High-Yield/High-Risk and Unrated Securities

The Convertible Securities Fund may invest in securities that are rated below investment grade (i.e., securities rated BB or lower by S&P or BA or lower by Moody’s). Lower-rated securities involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities so affected.

Investments in high-yield/high risk securities involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. High-yield securities are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. Issuers of such securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers.

Although the Fund generally will purchase securities for which the advisor expects an active market to be maintained, high-yield/high-risk securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices.

The value of lower quality debt securities (“junk bonds”) generally is more dependent on the ability of the issuer to meet interest and principal payments than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for the Fund. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies may be considered speculative.

The Convertible Securities Fund may invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated debt securities will be treated as investments in high-yield investments by the Fund unless the advisor deems such securities to be the equivalent of investment grade securities.

When-Issued Securities and Forward Commitments

The Total Return Bond Fund may purchase securities on a when-issued or forward commitment basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the date of the commitment to purchase. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will not accrue income in respect to a security purchased on a when-issued or forward commitment basis prior to its stated delivery date.

Securities purchased on a when-issued or forward commitment basis and certain other securities held by the Fund are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Such securities may expose the Fund to additional risks because they may experience fluctuations in value prior to their actual delivery. Purchasing debt securities on a when-issued or forward commitment basis can involve the risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of the Fund will be established and maintained at the Fund’s custodian bank, consisting of cash, cash equivalents or U.S. Government securities or other high-quality liquid debt securities of the type in which the Fund invests at least equal at all times to the amount of the when-issued or forward commitments.

4

Mortgage-Related Securities

Mortgage-related securities which may be purchased by the Total Return Bond Fund are securities collateralized by pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage banks and private mortgage insurance companies, and similar foreign entities. The mortgage-related securities in which the Fund may invest include those with fixed, floating and variable interest rates, those with interest rates that change based on multiples of changes in interest rates and those with interest rates that change inversely to changes in interest rates, as well as stripped mortgage-backed securities which are derivative multi-class mortgage securities. Stripped mortgage-backed securities usually are structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage-backed securities or whole loans. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage collateral, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Fund purchases a mortgage-related security at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of certain of these securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to prepay. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and therefore, it is not possible to predict accurately the security’s return to the Fund. Moreover, with respect to stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

No assurance can be given as to the liquidity of the market for certain mortgage-backed securities, such as collateralized mortgage obligations and stripped mortgage-backed securities. Determination as to the liquidity of interest-only and principal-only fixed mortgage-backed securities issued by the U.S. Government or its agencies and instrumentalities will be made in accordance with guidelines established by the Fund’s Board of Trustees. In accordance with such guidelines, the advisor will monitor investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. The Fund intends to treat other stripped mortgage-backed securities as illiquid securities.

Asset-Backed Securities

The Total Return Bond Fund may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under

5

state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Municipal Obligations

The Total Return Bond Fund may invest in municipal obligations which are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities. While in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable non-municipal obligations of similar quality, certain issues of municipal obligations, both taxable and non-taxable, offer yields comparable to, and in some cases greater than, the yields available on other permissible investments. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities.

Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds, in most cases, are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

Dividends received by shareholders which are attributable to interest income received by it from municipal obligations generally will be subject to Federal income tax. Municipal obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal obligation’s interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. The Fund currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.

Zero Coupon and Stripped Securities

The Total Return Bond Fund may invest in zero coupon U.S. Treasury securities, which are Treasury notes and bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The Fund also may invest in zero coupon securities issued by corporations and financial institutions. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. If the Fund invests in such securities, it may be required, in order to maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, to distribute the income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Foreign Government Obligations; Securities of Supranational Entities

The Total Return Bond Fund may invest in U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the advisor to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and

6

Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund’s assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

Other Foreign Securities

The Total Return Bond Fund and the Convertible Securities Fund may invest in U.S. dollar denominated obligations of foreign corporations. Investing in securities issued by foreign corporations involves considerations and possible risks not typically associated with investing in obligations issued by domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

The risks associated with investing in foreign securities are often heightened by investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Options

The Convertible Securities Fund may invest in options. An option is an instrument that gives the holder of the contract the right, but not the obligation, to buy or sell a predetermined number of specific securities (i.e. common stocks or bonds) at a stated price within the expiration period, which is generally less than 12 months. If the right is not exercised after a specific period, the option expires. Both purchase and sale options may be used by the Convertible Securities Fund.

Stock Index Futures

The Convertible Securities Fund may invest in stock index futures, which are contracts for the purchase or sale for future delivery of contracts based on certain financial indices, including equity indices. Typically a Fund will enter into a stock index futures contract as a temporary substitute for actual stock purchases in order to reduce transaction costs while gaining exposure to a specific market segment.

The purchasing of stock index futures entails certain risks including the risk that the Fund’s overall performance could be adversely affected if the advisor’s investment judgment in purchasing such an instrument proves incorrect and the value decreases. Futures prices are affected by many factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until the expiration of the contract.

Shares of Investment Companies

Each Fund may invest in money market funds, including affiliated money market funds, and the Convertible Securities Fund may invest in the shares of other types of investment companies to the extent permitted under the Investment Company Act. The return on a Fund’s investment in another investment company will be reduced by the operating expenses, including the investment advisory and administrative fees, of such company.

7

Loans of Portfolio Securities

The Convertible Securities Fund is authorized to make loans of its portfolio securities to broker-dealers or to other institutional investors up to 33-1/3% of its net assets. The borrower must maintain with the Fund’s custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral should the borrower fail financially. The lender also may bear the risk of capital loss on investment of the cash collateral, which must be returned in full to the borrower when the loan is terminated. Loans will be made only to firms deemed by the advisor to be of good standing.

Borrowing

The Convertible Securities Fund may borrow from banks up to 33-1/3% of the value of its total assets for temporary or emergency purposes and enter into reverse repurchase agreements. If the income and gains on securities purchased with the proceeds of borrowings or reverse repurchase agreements exceed the cost of such borrowings or agreements, the Fund’s earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or net asset value would decline faster than otherwise would be the case. If the 300% asset coverage required by the Act should decline as a result of market fluctuation or other reasons, the Fund may be required to sell some of its portfolio securities within three days to reduce the borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Portfolio Turnover

The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of long-term portfolio securities by a Fund’s average month-end long-term investments. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other costs that a Fund will bear directly, and may result in the realization of net capital gains, which are generally taxable whether or not distributed to shareholders. For the fiscal year ended June 30, 2004, the portfolio turnover rates for the First Mutual Fund, Total Return Bond Fund and Convertible Securities Fund were 62%, 52% and 87%, respectively.

INVESTMENT LIMITATIONS OF THE FUNDS

The Funds have adopted the following restrictions with respect to their investment policies. These restrictions are fundamental policies, and may not be changed as to a Fund unless authorized by the vote of a majority of the outstanding shares of the Fund, as defined in the Act. Under the Act, the vote of the holders of a “majority” of a Fund’s outstanding voting securities means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares.

(a)	UNDERWRITING OF SECURITIES: The Funds will not engage in the underwriting of securities of other issuers.

(b)	DIVERSIFICATION: The Funds will not, with respect to 75% of each Fund’s total assets, invest more than 5% of its total assets in the securities of any one issuer (other than securities issued by the Government or its agencies or instrumentalities).

(c)	INDUSTRY CONCENTRATIONS: The Funds will not purchase the securities of issuers conducting their principal business activities in the same industry, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities if immediately after such purchase the value of a Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund.

8

(d)	PURCHASE AND SALE OF REAL ESTATE: The Funds will not engage in the purchase and sale of interests in real estate except that the Funds may engage in the purchase and sale of marketable securities which may represent indirect interests in real estate.

(e)	PURCHASE AND SALE OF COMMODITIES OR COMMODITY CONTRACTS: The Funds will not engage in the purchase and sale of commodities or commodity contracts.

(f)	MAKING OF LOANS TO OTHER PERSONS: The Funds will not make loans to any person or company, except that the Funds may purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities and except further that the Funds may enter into repurchase and securities lending agreements.

(g)	BORROWING OF MONEY: From time to time, the Funds may borrow money. All such borrowings shall be exclusively from banks. The purpose of such borrowings shall be both for temporary use and to provide funds for the purchase of additional investments whenever the Board of Trustees of the Trust shall deem it desirable. In connection with any such borrowing, a Fund shall issue promissory notes or other evidences of indebtedness and shall, when required, pledge, assign or otherwise encumber its assets, provided, however, (i) that immediately after such borrowing it shall have an asset coverage of at least 300% for all its borrowing and (ii) that in the event such asset coverage shall at any time fall below 300% it shall, within three days thereafter (not including Sundays and holidays) or such longer periods as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of the borrowings shall be at least 300%.

(h)	SECURITIES OF OTHER INVESTMENT COMPANIES: Each Fund may invest in shares of money market funds, including affiliated money market funds. The Funds, except for the Convertible Securities Fund, will not invest in the securities of other investment companies.

(i)	ISSUANCE OF SENIOR SECURITIES: The Funds are not authorized to issue securities senior to the shares offered by the Prospectus, except in connection with borrowings under the terms described above under “BORROWING OF MONEY.”

OTHER INVESTMENT RESTRICTIONS

In addition, as non-fundamental policies, each Fund with the exception of the Convertible Securities Fund, will not:

(a)	invest in oil, gas or mineral leases;

(b)	invest in excess of 5% of their total assets at the time of purchase in warrants. Included within this amount, but not to exceed 2% of the Fund’s total assets are warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. This restriction does not apply to warrants initially attached to securities purchased by the Funds;

(c)	invest in real estate limited partnerships; and

(d)	purchase securities on margin, but the Funds may obtain such short-term credits as may be necessary for the purchase and sale of securities.

(e)	purchase or retain the securities of any issuer if, to the knowledge of a Fund, any Officer or Trustee of the Fund or of its investment advisor owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer, and such Officers and Trustees of the Fund or of its investment advisor who own more than 1/2 of 1%, own, in aggregate, more than 5% of the outstanding securities of such issuer.

9

Each Fund’s investments will be limited in order to allow the Fund to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Revenue Code”). See “Dividends and Taxes – Taxes.” To qualify, among other requirements, each Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund’s total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. Foreign government securities (unlike U.S. government securities) are not exempt from the diversification requirements of the Revenue Code and the securities of each foreign government issuer are considered to be obligations of a single issuer. Additionally, to qualify as “diversified” under the Investment Company Act, each Fund must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets.

MANAGEMENT OF THE TRUST

Trustees and Officers of the Trust

Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. There are currently six Trustees, five of whom are not considered “interested persons” of the Trust within the meaning of that term under the Act (“Non-interested Trustees”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. Prior to September 22, 2004, the business and affairs of the Trust were managed by other Trustees. Information concerning the former Trustees is provided below, as necessary.

The Board of Trustees has an Audit Committee, a Nominating Committee and a Valuation Committee. The Audit Committee, which consists of all of the non-interested Trustees, reviews each Fund’s compliance procedures and practices, oversees its accounting and financial reporting policies and practices and oversees the quality and objectivity of its financial statements and the independent audit thereof. The Audit Committee members receive an annual committee fee of $2,000. The Nominating Committee, also comprised of all of the non-interested Trustees, evaluates the qualifications of candidates and nominates individuals to serve as non-interested Trustees when required. The Nominating Committee does not consider nominees recommended by shareholders. The Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be a non-interested Trustee, oversees the implementation of the Funds’ valuation procedures as specified in each Fund’s Rule 2a-7 valuation procedures. The committee of the former Board that was comparable to the Audit Committee met twice, the committee of the former Board that was comparable to the Nominating Committee met once and the committee of the former Board that was comparable to the Valuation Committee met three times during the fiscal year ended June 30, 2004.

Biographical Information. Biographical information relating to the non-interested Trustees, the Officers of the Funds and the Trustee who is an “interested person” of the Fund, as defined in the Investment Company Act (the “interested Trustee”), is set forth below. The Trustees and the Officers of the Funds oversee six registered investment companies, with 33 portfolios, in the Reserve/Hallmark fund family. None of the Trustees or Officers holds public directorships outside of the Reserve/Hallmark fund family, except Fr. Harrington, who has been a Director of The Bear Stearns Companies, Inc. (financial services company/broker-dealer) since 1993, and Patrick Foye, who has been a Director of the Philadelphia Trust Company (financial services company) since 2002.

10

Name, Age, and Address	Position with the Funds	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years

NON-INTERESTED TRUSTEES

Edwin Ehlert, Jr. (73) 2517 Highway #35, Bldg. J Manasquan, NJ 08736	Trustee	Since 2004	Retired. Formerly, President, Premier Resources, Inc. (meeting management firm) since 1987.

Patrick J. Foye (47) 819 Grand Blvd. Deer Park, NY 11729	Trustee	Since 2004	President and CEO, United Way of Long Island, since February 2004; Chairman, New York Public Asset Fund (state agency), since 2002; Deputy Chairman, Long Island Power Authority (public utility) since 1995; Executive Vice President of Apartment Investment and Management Company (real estate investment) May 1998 to February 2004; Partner, Skadden, Arps Slate Meagher & Flom (Law firm) from 1989 to 1998.

Donald J. Harrington (58) c/o St. John’s University 8000 Utopia Parkway Jamaica, NY 11439	Trustee	Since 2004	President of St. John’s University, New York since 1989.

William J. Montgoris (57) 286 Gregory Road Franklin Lakes, NJ 07417	Trustee	Since 2004	Retired since 1999. Formerly, Chief Operating Officer of The Bear Stearns Companies, Inc. from 1979 to 1999.

William E. Viklund (63) 110 Grist Mill Lane Plandome Manor, NY 11030	Trustee	Since 2004	Retired since 1996. Formerly, President and COO of Long Island Bankcorp from 1980 to 1996.

INTERESTED TRUSTEES

Bruce R. Bent (67)*† The Reserve Funds 1250 Broadway New York, NY 10001	Chairman, Chief Executive Officer and Trustee	Since 2004	President of Reserve Management Company, Inc. (“RMCI”); Director and Chairman/Chief Executive Officer of Reserve Management Corporation (“RMC”) and Chairman and Director of Resrv Partners, Inc. (“Resrv”) since 2000; Chairman and Director of Reserve International Liquidity Fund (USD) Ltd. since 1990.

Co-founder of The Reserve Fund in 1970; officer thereof since 1970.

OFFICER(S) WHO ARE NOT TRUSTEES

Bruce R. Bent II (38)† The Reserve Funds 1250 Broadway New York, NY 10001	President and Assistant Treasurer	Since 2004	Senior Vice President, Secretary and Assistant Treasurer of RMCI, Senior Vice President, Secretary and Assistant Treasurer of RMC, and Secretary and Director of Resrv since 2000; Trustee of The Reserve Fund, the Reserve Tax-Exempt Trust, the Reserve New York Tax-Exempt Trust, and the Hallmark Equity Series Trust from 1999 to 2001; Vice President of RMC, RMCI and Resrv from 1992 to 2000.

Arthur T. Bent III (36)† The Reserve Funds 1250 Broadway New York, NY 10001	Chief Operating Officer/ Treasurer, Senior Vice President and Assistant Secretary	Since 2004	Chief Operating Officer/Treasurer, Senior Vice President and Assistant Secretary of RMCI, President, Treasurer and Assistant Secretary of RMC, and Treasurer and Director of Resrv since 2000; Vice President RMC, RMCI and Resrv from 1997 to 2000.

*	Mr. Bruce R. Bent is an “interested person” of the Funds as defined in Section 2(a) (19) of the 1940 Act due to his positions with RMC, RMCI and Resrv.
**	Each Trustee shall hold office until he resigns, is removed or until his successor is duly elected and qualified A Trustee may be removed at any meeting of shareholders by a vote of a majority of the Fund’s shareholders. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the non-interested Trustees. Trustees need not be Shareholders. Officers hold their positions with the Trust until a successor has been duly elected and qualified.
†	Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur T. Bent III.

11

Compensation Table

The Non-interested Trustees will be paid a stipend of $3,500 for each joint board meeting they attend in person, a stipend of $1,000 for each joint telephonic meeting in which they participate, and an annual fee of $24,000 for service to all of the trusts in the Hallmark/Reserve fund complex. The Trust does not pay any pension or retirement benefits to the Trustees.

Prior to October 1, 2004, the compensation paid to the former Non-interested Trustees for their services to the Trust included a fee of $1,500 per meeting of the Board of Trustees attended and an annual retainer of $3,000. In addition, the former Trustees were reimbursed for expenses incurred in connection with their attendance at meetings of the Board of Trustees. Members of the Audit Committee also received fees for meetings attended. However, no officer or interested Trustee of the Trust received any compensation directly from the Trust for performing his duties.

The following table sets forth information regarding the total compensation paid by the Trust to its former Trustees for their services as Trustees during the fiscal year ended June 30, 2004.

TRUSTEE	AGGREGATE COMPENSATION FROM TRUST	TOTAL COMPENSATION FROM TRUST AND FUND COMPLEX

James F. Twaddell	$9,400	$9,400

Robert H. Breslin, Jr	$9,400	$9,400

Raymond Eisenberg[1]	$1,700	$1,700

Robert S. Lazar	$9,400	$9,400

Martin S. Levine	$9,400	$9,400

Timothy J. O’Hara	$9,400	$9,400

Todd Eisenberg	$9,400	$9,400

[1]	Mr. Raymond Eisenberg served as a Trustee until his death on September 12, 2003.

Codes of Ethics

The Trust, Reserve Management Company, Inc. (the “Adviser” or “RMCI”), Resrv Partners, Inc. (the “Distributor” or “Resrv”), Trainer Wortham & Company, Inc. (“Trainer Wortham”) and Froley, Revy Investment Co., Inc. (“Froley, Revy” and, together with Trainer Wortham, the “Sub-Advisers”) have each adopted Codes of Ethics conforming to the requirements of Rule 17j-1 under the Investment Company Act. The purpose of the Codes of Ethics is to establish guidelines and procedures to identify and prevent persons who may have knowledge of the Trust’s investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest. Additionally, federal securities laws require money managers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information. As per the Codes of Ethics, an Access Person may only engage in Personal Securities Transactions in accordance with the procedures and guidelines established. The Codes of Ethics do not cover transactions in debt securities issued by the U.S. government or its agencies or instrumentalities, bankers’ acceptances, bank certificates of deposit, commercial paper or municipal bonds.

Proxy Voting Policies and Procedures

The Board of Trustees has adopted Proxy Voting Policies and Procedures (“Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to RMCI and each Fund’s respective Sub-Adviser, subject to the Board’s continuing oversight. In accordance with the requirements of the Investment Adviser’s Act of 1940, RMCI, has adopted and implemented the Proxy Policies with respect to its oversight of the Sub-Advisers proxy voting policies and their implementation and its responsibilities with regard to the accurate and timely preparation of Form N-PX. RMCI believes that these procedures ensure that proxies are voted in the best interest of the Funds, in accordance with its fiduciary duties and applicable rules.

12

The First Mutual Fund and the Convertible Securities Fund may invest in the voting securities of corporations and are subject to the Proxy Policies of RMCI and the Trust. The Sub-Advisers have a fiduciary duty to vote the proxies that they receive in the best interest of the fund’s shareholders and have adopted proxy voting policies and procedures (“Sub-Adviser Proxy Procedures”) that serve as guidelines for proxy voting decisions and detail the process by which such decisions are made.

Pursuant to these Sub-Adviser Proxy Procedures, each Sub-Adviser’s primary objective when voting proxies is to make proxy voting decisions solely in the best interests of the respective Fund and its shareholders, and to act in a manner that the Sub-Adviser believes is most likely to enhance the economic value of the securities held by the respective Fund. The Sub-Adviser Proxy Procedures are designed to ensure that that each Sub-Adviser considers the interests of the Fund, and not the interests of RMCI or the Sub-Adviser, when voting proxies and that real (or perceived) material conflicts that may arise between RMCI’s or the Sub-Adviser’s interests and those of the Fund are properly addressed and resolved.

The Proxy Policies and the Sub-Adviser Proxy Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Sub-Adviser Proxy Procedures, the Sub-Adviser generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Sub-Adviser may elect not to vote securities of foreign issuers in certain countries where the costs associated with voting generally outweigh the benefits.

In addition to the general principles outlined above, RMCI has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. Those policies are guidelines only, and the Sub-Adviser may elect to vote differently from the recommendation set forth in a voting guideline if it determines that it is in a Fund’s best interest to do so. In addition, any guideline may be reviewed at any time upon the request of a Sub-Adviser and may be amended or deleted upon the vote of a majority of the Trustees.

Clients may request a copy of any Fund’s proxy voting records for the twelve month period ended June 30, 2004, without charge, by calling the Hallmark Funds toll free at 1-888-823-2867, or by sending a written request to: Hallmark Funds, 1250 Broadway, New York, NY 10001, Attention: Compliance Department.

The Trust files Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX for each Fund is available without charge, upon request, by calling toll-free 888-823-2867 and on the SEC’s website at www.sec.gov.

PRINCIPAL HOLDERS OF SECURITIES

As of September 3, 2004, the current Trustees and officers of the Trust individually and as a group owned beneficially less than 1.00% of the outstanding shares of any Fund. The following table sets forth the dollar range of equity securities beneficially owned by each former Trustee in the Funds as of December 31, 2003.

13

Name of Trustee	Fund	Dollar Range of Equity Securities in a Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

NON-INTERESTED TRUSTEES

James F. Twaddell	First Mutual Fund	$1-$10,000	$1-$10,000

Robert H. Breslin, Jr	First Mutual Fund	$1-$10,000	$1-$10,000

Robert S. Lazar	First Mutual Fund	$10,001-$50,000	$10,001-$50,000

Martin S. Levine	N/A	None	None

Timothy J. O’Hara	First Mutual Fund	$1-$10,000	$1-$10,000

Todd L. Eisenberg	N/A	None	None

INTERESTED TRUSTEES

David P. Como	N/A	None	None

David Elias	N/A	None	None

George A. Froley, III	Convertible Securities Fund	$10,001-$50,000	$10,001-$50,000

Listed below are the names and addresses of those shareholders and accounts who, as of September 3, 2004, owned of record or beneficially 5% or more of the shares of a Fund.

Persons or organizations beneficially owning, either directly or through one or more controlled companies, 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the Act) a Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Fund for their approval. As of September 3, 2004, no person or organization was a control person of any Fund.

As of September 3, 2004, the following persons or organizations owned of record or beneficially more than 5% of any class of the outstanding voting shares of First Mutual Fund:

Name and Address of Beneficial Owner	Class	Percentage
Charles Schwab & Co., Inc.	I	8.95%
101 Montgomery Street,
San Francisco, CA 94104-4122

Trainer Wortham Profit Sharing Trust	I	8.86%
c/o Trainer Wortham & Company, Inc.
P.O. Box 5317
New York, NY 10185-5317

As of September 3, 2004, the following persons or organizations owned of record or beneficially more than 5% of any class of the outstanding voting shares of Total Return Bond Fund:

Name and Address of Owner	Class	Percentage
Charles Schwab & Co., Inc.	I	30.75%
101 Montgomery Street,
San Francisco, CA 94104-4122

H. Williamson Ghriskey, Jr	I	14.26%
Margot Marsh Biodiversity Foundation
c/o Trainer Wortham & Company, Inc.
P.O. Box 5317
New York, NY 10185-5317

HW Mali Profit Sharing Retirement Plan	I	5.70%
c/o Trainer Wortham Co., Inc.
1230 Avenue of the Americas
New York, NY 10020

14

As of September 3, 2004, the following persons or organizations owned of record or beneficially more than 5% of any class of the outstanding voting shares of Convertible Securities Fund:

Name and Address of Owner	Class	Percentage
PFPC Trust Co. C/F IRA FBO	I	13.36%
Dan Neuhar
c/o Trainer Wortham & Company, Inc.
P.O. Box 5317
New York, NY 10185-5317

PFPC Trust Co. C/F IRA FBO	I	12.60%
Michel Bernstein
c/o Trainer Wortham & Company, Inc.
P.O. Box 5317
New York, NY 10185-5317

Dan Neuhar Trust	I	11.46%
c/o Trainer Wortham & Company, Inc.
P.O. Box 5317
New York, NY 10185-5317

Wallette A. Shidler	I	10.10%
c/o Trainer Wortham & Company, Inc.
P.O. Box 5317
New York, NY 10185-5317

Casper College Foundation	I	6.19%
c/o Trainer Wortham & Company, Inc.
P.O. Box 5317
New York, NY 10185-5317

INVESTMENT ADVISORY AND OTHER SERVICES

The Investment Adviser

Effective October 1, 2004, RMCI, 1250 Broadway, New York, New York 10001-3701 manages the Trust and provides it with investment advice. Under an Investment Management Agreement, RMCI manages each Fund, is responsible for the oversight of the Trust’s operations and otherwise administers the affairs of the Trust as it deems advisable subject to the overall control and direction of the Trustees and the investment policies and limitations of the Trust described in the Prospectus and this SAI.

RMCI has been granted relief by the SEC to appoint, dismiss and replace sub-advisers and amend the sub-advisory agreements subject to the approval of the Trustees and without obtaining shareholder approval.

15

Pursuant to the Investment Management Agreement, the Funds pay RMCI a comprehensive management fee per year of the average daily net assets of each Fund at the following rates:

Fund	Class R	Class I
First Mutual Fund	1.30%	1.00%
Total Return Bond Fund	1.05%	1.00%
Convertible Securities Fund	1.25%	1.00%

The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Funds, shareholder liaison services (such as, responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses, and transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust’s Distribution Plan, state (blue sky) and SEC registration fees, and the fees and expenses of the Non-interested Trustees, for which each Fund pays its direct or allocated share.

The Investment Management Agreement is subject to annual review and must be approved at least annually by a vote of a majority of the Trustees, including a majority of the Non-interested Trustees, cast in person at a meeting called for the purpose of voting on such renewal. The Agreement terminates automatically upon its assignment and may be terminated without penalty upon sixty (60) days written notice by vote of the Trustees, by vote of a majority of outstanding voting shares of the Fund or by RMCI.

Prior to October 1, 2004, Trainer Wortham, with offices at 1230 Avenue of the Americas, New York, NY, 10020 served as the advisor of the First Mutual Fund and Total Return Bond Fund.

For the fiscal years ended June 30, 2004, 2003 and 2002, with respect to First Mutual Fund, the Fund paid Trainer Wortham fees aggregating $199,398, $185,519 and $280,125, respectively.

With respect to the Total Return Bond Fund, for the fiscal year ended June 30, 2004, Trainer Wortham earned fees of $115,139, of which $47,698 were waived. For the fiscal year ended June 30, 2003, Trainer Wortham earned fees of $97,143 of which $73,514 were waived. For the fiscal year ended June 30, 2002, Trainer Wortham earned fees of $113,883, of which $62,183 were waived. Pursuant to an Operating Expenses Agreement, Trainer Wortham agreed to waive its advisory fees and/or reimburse other operating expenses in amounts necessary to limit the annual operating expenses of the Fund to 1.00% of the Fund’s average daily net assets. The Operating Expenses Agreement provided that any fees waived and/or operating expenses reimbursed by Trainer Wortham during a fiscal year of the Fund may be recouped by Trainer Wortham during the three subsequent years to the extent that the Fund’s aggregate operating expenses do not exceed the stated annual expense limitation. As of June 30, 2004 Trainer Wortham had unrecouped fee waivers and/or expense reimbursements with respect to the Total Return Bond Fund of $183,395 of which $62,183 can be recouped through June 30, 2005, $73,514 can be recouped through June 30, 2006, and $47,698 can be recouped through June 30, 2007.

Prior to October 1, 2004, Froley, Revy, with offices at 10900 Wilshire Boulevard, Los Angeles, California 90024, served as the advisor for the Convertible Securities Fund and Trainer Wortham served as the sub-advisor to the Fund. Trainer Wortham’s sub-advisory fees were paid directly by Froley, Revy and were not paid by the Convertible Securities Fund.

With respect to the Convertible Securities Fund, for the fiscal year ended June 30, 2004, Froley, Revy was entitled to receive fees of $91,126, of which $65,203 were waived. For the fiscal year ended June 30, 2003, Froley, Revy was entitled to receive fees of $93,915, of which $47,810 were waived. For the fiscal year ended June 30, 2002, Froley, Revy was entitled to receive fees of $94,828 of which $42,236 were waived. Pursuant to an Operating Expenses Agreement with the Convertible Securities Fund, Froley, Revy agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the total operating expenses of the prior Class A Shares and the prior Class B Shares of the Fund to 1.50% and 2.00%, respectively, of the Fund’s average daily net assets. The Operating Expenses

16

Agreement provided that any fees waived and/or operating expenses reimbursed by Froley, Revy during a fiscal year of the Fund may be recouped by Froley, Revy during the three subsequent years to the extent that the Fund’s aggregate operating expenses do not exceed the stated annual expense limitation. As of June 30, 2004, Froley, Revy had unrecouped fee waivers and/or expense reimbursements with respect to the Convertible Securities Fund of $155,249 of which $42,236 can be recouped through June 30, 2005, $47,810 can be recouped through June 30, 2006, and $65,203 can be recouped through June 30, 2007.

The Sub-Investment Advisers

Effective October 1, 2004, RMCI and the Trust have entered into Sub-Investment Management Agreements (“Sub-Advisory Agreements”) with the Prior Advisers (each a “Sub-Adviser”). Pursuant to the Sub-Advisory Agreements, Trainer Wortham serves as the Sub-Adviser to the First Mutual and Total Return Bond Funds and Froley, Revy serves as the Sub-Adviser to the Convertible Securities Fund. Under the Sub-Advisory Agreements, RMCI will pay the respective Sub-Adviser a fee at the end of each calendar quarter of not less than 0.45%, 0.35%, and 0.35% of the net assets of the current shareholders of the First Mutual, Total Return Bond and Convertible Securities Funds, respectively, and, not less than 0.30% of the net assets of any new Class R shareholders of a Fund and not less than 0.20% of the net assets of any new Class I shareholders of a Fund, on an annual basis.

Each Sub-Advisory Agreement is subject to annual review and approval by the Trustees, including a majority of the Non-interested Trustees, cast in person at a meeting called for purpose of voting on such renewal. Each agreement automatically terminates upon its assignment and may be terminated without penalty upon sixty (60) days written notice by vote of the Trustees, by vote of a majority of outstanding voting shares of the Fund or by the Sub-Adviser.

The Investment Management Agreement and the Sub-Advisory Agreements (the “Agreements”) were approved by the former Trustees on July 27, 2004 and was approved by shareholders of the Trust and the Funds on September 22, 2004. In approving the Agreements, the Board of Trustees requested, and the Adviser and Sub-Advisers provided, information necessary for the Trustees to evaluate the fairness of the compensation to be paid by each Fund. The Trustees considered the following factors: the requirements of the Funds in the areas of investment supervisory and administrative services; the expected quality of the Adviser’s services and the historical quality of the Sub-Advisers’ services; the fees to be paid for the investment advisory services; other services to be provided that are not covered in the Investment Management Agreement; the total expenses of the Funds relative to a selected peer group; the willingness of the Adviser and the Sub-Advisers to waive a portion of their fees under certain circumstances; the expected profitability of the Agreements to the Adviser and the Sub-Advisers; the extent to which the Adviser and the Sub-Advisers receive benefits from soft dollars and other service benefits; the capabilities and financial condition of the Adviser and the Sub-Advisers; the current conditions and trends prevailing in the economy and the historical relationship between the Funds and Sub-Advisers; and other information deemed relevant by the Board. Based on this review, it was the judgment of a majority of Trustees, including a majority of the Non-interested Trustees, that approval of the Agreements was in the best interests of the Funds and their shareholders.

The Distributor

Effective October 1, 2004, Resrv, 1250 Broadway, New York, NY 10001-3701, an affiliate of RMCI, serves as distributor of the shares of the Trust. Resrv is a “principal underwriter” for the Trust within the meaning of the Act, and as such acts as agent in arranging for the continuous offering of Trust shares. Resrv has the right to enter into dealer agreements with brokers or other persons of its choice for the sale of Trust shares. Resrv’s principal business is the distribution of shares of mutual funds and it has retained no underwriting commissions during the last three fiscal years. The Distribution Agreement must be approved annually by the Trustees, including a majority of the Non-interested Trustees.

Prior to October 1, 2004, PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA, 19406 served as distributor of the Trust’s shares.

17

Distribution and Shareholder Service Plans

The Trust maintains a Plan of Distribution and related agreements, as amended, under Rule 12b-1 of the Investment Company Act (“Distribution Plan”). Pursuant to the Distribution Plan, the Distributor or its affiliates may make payments (“assistance payments”) to brokers, financial institutions and financial intermediaries (“Intermediaries”) in respect of each Fund’s Class R shareholder accounts (“Class R accounts”) to which the Intermediaries have rendered distribution assistance or other services. The Distributor may also retain amounts to pay for advertising and marketing expenses. Assistance payments by the Distributor are made to Intermediaries at an annual rate of 0.25% of the average daily net asset value (“NAV”) of all Intermediaries’ Class R accounts. The Trustees have determined that there is a reasonable likelihood that the Distribution Plan will benefit the Trust and its Class R shareholders and that its costs are primarily intended to result in the sale of the Trust’s shares. The Class I shares of each Fund do not participate in the Distribution Plan. Under the Distribution Plan, the Trust’s officers report quarterly the amounts and purposes of assistance payments to the Trustees. In conformity with regulatory requirements governing the operation of the Distribution Plan, the selection and nomination of the Non-interested Trustees of the Trust are at the discretion of the Non-interested Trustees currently in office. The Distribution Plan and related agreements as to any Fund may be terminated at any time by a vote of a majority of the outstanding voting securities of that Fund. The Distribution Plan and related agreements may be renewed from year to year if approved by a vote of a majority of the Trustees, including a majority of the Non-interested Trustees. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Distribution Plan must be approved by a majority vote of the Trustees, including a majority of the Non-interested Trustees, cast in person at a meeting called for the purpose of such vote.

Prior to October 1, 2004, First Mutual Fund operated a Distribution Plan pursuant to Rule 12b-1under the Act (the “TW Plan”). The TW Plan permitted the First Mutual Fund to reimburse the Distributor for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the Fund’s average daily net assets.

Prior to October 1, 2004, the Convertible Securities Fund operated a Distribution and Service Plan pursuant to Rule 12b-1 under the Act (the “FR Plan”, together with the TW Plan, the “Prior Plans”) with respect to each class of shares offered by the Fund in order to pay for activities primarily intended to result in the sale of the Fund’s shares. Pursuant to the FR Plan, the prior Class A Shares paid a 12b-1 fee of up to 0.25% of the average daily net assets of the Fund’s assets attributable to Class A Shares and the prior Class B Shares paid a 12b-1 fee of up to 0.75% of the average daily net assets of the Fund’s net assets attributable to Class B Shares.

18

The Prior Plans provided that the Trust’s principal underwriter would be reimbursed on a monthly basis for expenses incurred in connection with the distribution of Fund shares. During the fiscal year ended June 30, 2004, distribution expenses for First Mutual Fund and Convertible Securities Fund were reimbursed as follows:

Expense Item	First Mutual Fund Amount	Convertible Securities - Class A Shares	Total Disbursements
Printing	$ 3,188	$ 3,590	$ 6,778
Underwriter Compensation	$12,827	$ 1,184	$14,011
Compensation to Broker Dealers	$16,459	$11,651	$28,110
Marketing and Advertising	$ 106	$ 75	$ 181
Other	$ 65	$ 39	$ 104

TOTAL 12B-1 EXPENSES	$32,645	$16,539	$49,184

The Prior Administrator

Prior to October 1, 2004, PFPC Inc., 760 Moore Road, King of Prussia, PA, 19406, served as the Trust’s Administrator pursuant to an Administration Agreement.

The services PFPC provided to the Trust included: the coordination and monitoring of any third parties furnishing services to the Trust; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Trust; preparing, filing and distributing proxy materials, periodic reports to shareholders, organization of Board meetings, registration statements and other documents; and responding to shareholder inquiries.

With respect to First Mutual Fund, PFPC received administration fees of $48,141, $50,400 and $50,315 for the fiscal years ended June 30, 2004, June 30, 2003 and June 30, 2002, respectively. With respect to the Total Return Bond Fund, PFPC received administration fees of $34,052, $32,500 and $35,919 for the fiscal years ended June 30, 2004, June 30, 2003 and June 30, 2002, respectively. With respect to the Convertible Securities Fund, PFPC received administration fees of $21,414, $21,562 and $20,600 for the fiscal years ended June 30, 2004, June 30, 2003 and June 30, 2002, respectively.

The Prior Transfer Agent and Fund Accountant

Prior to October 1, 2004, PFPC served as the Trust’s Transfer Agent, Dividend Disbursing Agent and Redemption Agent pursuant to a Transfer Agent Services Agreement and also served as the Trust’s Accounting Services Agent pursuant to an Accounting Services Agreement. For the fiscal years ended June 30, 2004, 2003 and 2002, the Trust paid PFPC $84,583, $100,970 and $101,494 respectively for accounting services provided to the Funds.

The Custodian

Effective October 1, 2004, J.P. Morgan Chase & Co., 4 New York Plaza, New York, NY, 10004 is Custodian of the assets of the Trust pursuant to a Custodian Agreement. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Prior to October 1, 2004, PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA, 19153, served as the Trust’s Custodian.

19

Independent Registered Public Accounting Firm

Briggs, Bunting & Dougherty LLP, Two Penn Center, Suite 820, Philadelphia, PA, 19102-1732 served as independent auditors for the Funds and provided audit and tax services for the most recent fiscal year.

Fund Counsel

Effective October 1, 2004, Amy W. Bizar, located at Reserve Management Corporation, 1250 Broadway, 32nd Floor New York, New York 10001, serves as counsel to the Trust.

Prior to October 1, 2004, Dechert LLP, located at 1775 Eye Street, N.W., Washington, DC, 2006-2401, served as counsel to the Trust.

Brokerage Commissions

Subject to the overall supervision of the officers of the Trust, its Trustees, and the Adviser, each Sub-Adviser places all orders for the purchase and sale of their respective Fund’s investment securities. In general, in the purchase and sale of investment securities, each Sub-Adviser will seek the best net results in respect to prompt and reliable execution of orders at favorable prices or yields. In determining best net results, each Sub-Adviser may take into account a dealer’s operational and financial capabilities, the type of transaction involved, the dealer’s general relationship with the Fund’s Sub-Adviser, and any statistical, research, or other services provided by the dealer. To the extent such non-price factors are taken into account, the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Fund as determined in good faith by the Fund’s Sub-Adviser. Brokers or dealers who execute investment securities transactions for a Fund may also sell its shares; however, any such sales will not be either a qualifying or disqualifying factor in the selection of brokers or dealers. Subject to procedures adopted by, and the supervision of, the Trustees, each Sub-Adviser is authorized to place portfolio transactions with brokers or dealers affiliated with it provided the commission or fee charged is comparable to that charged by non-affiliated brokers or dealers on comparable transactions involving similar securities being purchased or sold during a comparable period of time on a securities exchange. Any such transactions will be in accordance with Rule 17e-1 under the Act. When transactions are made in the over-the-counter market, each Fund deals with the primary market makers unless more favorable prices are otherwise obtainable.

During the fiscal years ended June 30, 2004, 2003 and 2002, First Mutual Fund paid total brokerage commissions of $62,985, $67,116 and $88,148, respectively. During the fiscal years ended June 30, 2004 and 2003 and 2002, Convertible Securities Fund paid total brokerage commissions of $14,188, $9,978 and $7,525, respectively.

PRICING OF FUND SHARES

As indicated in the Prospectus, the net asset value per share of each Fund is determined as of the close of business on the New York Stock Exchange (“NYSE”) based on prices at the time of closing on each day that the NYSE is open for business. The NYSE is not open on: New Year’s Day, Presidents’ Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday. Other holidays recognized by the NYSE will generally be considered a business holiday on which the net asset value of each Fund will not be calculated. Generally, the NAV is not calculated and purchase and redemption orders are not accepted on days that the NYSE is closed. However, the NAV may be calculated and purchase and redemption orders accepted on any such day if RMCI determines it is in the shareholders’ interest to do so. Your order will be priced at the next net asset value calculated after your order is received by the Funds or by an authorized financial intermediary who has a sales agreement with Resrv, the Funds’ distributor. No purchase of shares will be modified or cancelled after the cut-off time set for calculating a Fund’s NAV.

Equity Securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security will be valued at the latest available closing bid price. If no bid or ask prices are quoted before closing, the

20

value will be either the last available sale price or, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value.

Securities that are primarily traded on foreign markets are generally valued at the last sale or closing price on the exchange where they are primarily traded. If there is no active trading in a particular security on a given day, the security will be valued at the latest available closing bid price. Securities for which market quotations are not readily available are valued at their fair market value as determined in good faith under procedures established by the Board of Trustees.

Debt securities (including convertible debt) having a maturity greater than 60 days for which market quotations are readily available will be valued at the latest bid price for the Convertible Securities Fund and the average of the latest bid and ask price for the Total Return Bond Fund. If there is no ask price quoted on such day, the security will be valued at the latest bid price.

Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Funds may use pricing services in the determination of the value of portfolio securities. The procedures used by the pricing service are reviewed by the officers of the Trust under the general supervision of the Trustees. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the security. In such instances the security will be valued at fair value as determined in good faith by or under the direction of the Trustees.

HOW TO BUY AND SELL SHARES

Purchase of Shares

Shares of the Funds are offered on a continuous basis and may be purchased by contacting the Funds, Resrv or dealers or other financial intermediaries who have selling agreements with Resrv.

The minimum initial investment for Class R shares is $1,000 and, for IRA accounts, $250. The minimum subsequent investment is $100. The minimum initial investment for Class I shares is $250,000 and the minimum subsequent investment is $10,000. The Funds reserve the right, with respect to any person or class of persons, under certain circumstances to waive or lower investment minimums. Additionally, the Funds reserve the right to reject any purchase order and to suspend the offering of shares of a Fund.

Shares of each Fund are sold without a front or back-end sales load. You may be charged a fee if you effect transactions in shares of a Fund through a securities dealer, bank or other financial institution.

Payment for Shares. All share purchases must be paid for in U.S. dollars. Foreign or travelers checks, cash, money orders, credit cards, credit card convenience checks, “starter” checks, or post-dated checks will not be accepted. In addition, in order to protect the Funds from check fraud, The Funds will not accept checks payable to third parties. An initial direct purchase must be accompanied by an Account Application. The Funds are required by law to verify your identity. If the required information is not provided on your Account Application or cannot be verified, the Funds may not be able to open an account or may close an account at any time. All payments for share purchases must be made by one of the two methods noted below:

•	By check – You may purchase shares with a check drawn on a U.S. bank, payable to the Fund or payable to and endorsed by the accountholder. You must include your account number (or Taxpayer Identification Number) on your check. A fee (currently $15) will be imposed if any check does not clear and, in addition, the investor will be liable for any loss the Fund incurs due to the returned check. Checks may be mailed or delivered to Hallmark, 1250 Broadway, 32nd Floor, New York, NY 10001.
•	By Federal wire – Call the Fund at 888-823-2867, between 8:30 a.m. and 6:00 p.m. Eastern time on any business day, or contact the firm from which you received this Prospectus, for specific instructions for

21

purchasing shares by wire transfer. Wire transfers will not be accepted for purchases at the day’s NAV if your purchase order is not received before the Funds cut-off time for purchases.

Checks and wires which do not correctly identify the account to be credited may be returned or may delay the purchase of shares.

If shares purchased are to be paid for by wire and the wire is not received by the Fund or if shares are purchased by check, which, after deposit, is returned unpaid or proves uncollectible, the purchase will be canceled. The investor who gave notice of the intended wire or submitted the check will be held fully responsible for any losses incurred by the Fund, the Adviser or the Distributor. The Fund may redeem shares from any account registered in that purchaser’s name and apply the proceeds therefrom to the payment of any amounts due the Fund, the Adviser or the Distributor.

Investments Through Intermediaries. Investments may also be made through Intermediaries that may be subject to different policies and fees than those described here. Such investments may involve the Intermediary’s own redemption minimums, services fees, and other redemption requirements. Intermediaries may provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and may arrange with their clients for other investment or administrative services. Some Intermediaries may establish higher minimum investment requirements than those set forth above. Some Intermediaries may charge additional fees for their services, which would reduce their clients’ yield or return. In addition, certain privileges with respect to the purchase and redemption of shares, such as check writing privileges or the reinvestment of dividends, may not be available through such Intermediaries or may only be available subject to certain conditions or limitations. Intermediaries may also hold shares in nominee or “street name” on behalf of their clients. In such instances, the Trust will have no information about each individual account. Most Intermediaries receive payments under a Fund’s Distribution (12b-1) Plan for recordkeeping and other services and assistance in distributing Fund shares. Intermediaries are responsible for the prompt transmission of purchase and redemption orders. Some Intermediaries may participate in a program allowing them access to their clients’ accounts for servicing including, without limitation, changes of registration and dividend-payees and may perform functions such as generation of confirmations and periodic statements and disbursement of cash dividends. You should consult a representative of the Intermediary for more information. Each Fund’s Prospectus and SAI should be read in connection with materials from such Intermediary regarding its fees and services.

[Purchasing Shares with Securities. Subject to the approval of the Trust, shares of a Fund may be purchased with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if the Fund intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust the reserves the right to amend or terminate this practice at any time.]

Share Certificates. Share certificates are not issued by the Funds.

Joint Ownership. When an account is registered in the name of one person or another, for example a husband or wife, either person is entitled to redeem shares in the account. The Trust assumes no responsibility to either owner for actions taken by the other with respect to an account so registered. The Application provides that persons who register their account indemnify and hold the Trust harmless for actions taken by either party.

Anti-Money Laundering Requirements. Each Fund is subject to the USA Patriot Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. Each Fund the reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also the reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

22

Redemption of Shares

You may redeem your shares on each day that the Funds’ NAV is calculated. Redemption requests must be received by the Funds by the cutoff time on such days in order to be effective at that day’s NAV. Generally, the NAV is not calculated and redemption orders are not accepted on days that the NYSE is closed. However, the NAV may be calculated and redemption orders accepted on any such day if RMCI determines it is in the shareholders’ interest to do so. Shares will be redeemed at the next NAV determined after a proper redemption request, by telephone or in writing, is received by a Fund. Redemption requests received after the cut-off time for the calculation of a Fund’s NAV on any day will be redeemed at the net asset value calculated on the next business day.

Redemption proceeds can be paid by check or wire transfer. When redeeming recently purchased shares, please be aware that if a Fund has not yet collected payment for the shares you are selling, it will delay sending the proceeds until it has collected payment (usually not more than ten business days). The Funds assume no responsibility for delays in the receipt of wired or mailed funds. The Funds may suspend the redemption of shares for over seven days if trading is restricted on the NYSE, if an emergency is declared by the SEC or if otherwise permitted by SEC order.

Minimum Balance Requirement. Because of the expenses of maintaining shareholder accounts, if your Class R account, other than an Individual Retirement Account (IRA), has an average monthly account balance of less than $2,500 and there has been no shareholder activity in the account for the past 12 months, the Funds may, after 30 days notice, charge a monthly low balance fee (currently $15) or may redeem your shares and close the account. No account will be charged a fee or closed if the decline in balance is due to a decrease in share price. Some Intermediaries may establish different minimum balances and fee amounts.

The Funds assume no responsibility for delays in the receipt of wired or mailed funds.
The Funds’ NAV is not calculated and redemption requests are not accepted on days the Federal The Funds is closed.

[Redemptions in Kind. Redemption payments will normally be made by check or wire transfer, but the Funds are authorized to make payment for redemptions partly or wholly by delivery of investment securities valued at the same aggregate net asset value as the shares being redeemed (“redemptions in kind”). The Funds have elected to reserve the right to make redemptions in kind to the extent that a shareholder’s redemptions in any 90-day period exceed the lesser of $250,000 or 1% of the net assets of the respective Fund. The election is irrevocable pursuant to rules and regulations under the Investment Company Act unless withdrawal is permitted by order of the SEC. Redemptions in kind are further limited by the Funds’ practice of holding instruments typically with a minimum value of $1,000,000 and they intend to redeem in kind only when necessary. In disposing of such securities received in such a redemption, a shareholder might incur transaction costs and on the date of disposition might receive an amount less than the NAV of the Funds on the redemption date.]

Written Requests. Redemption instructions and options should be specified when your account is opened. Certain subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation. You may redeem shares by a letter of instruction which includes: the name(s) and signature(s) of all accountholders, signature(s) guaranteed, if necessary, your account number, the Fund name, the dollar amount of shares you want to redeem, and how and where to send the proceeds. If you are redeeming an IRA, please note the applicable withholding requirements.

Signature Guarantees. To reduce the risk of loss, certain situations require written instructions along with signature guarantees. These include:

•	the redemption is for more than $10,000 and the redemption proceeds are not being sent to the shareholder’s designated bank or brokerage account; or
•	the account address has been changed within the past 30 days; or
•	the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Guarantees must be signed by an

23

authorized signatory of the guarantor and “Signature Guaranteed”must appear with the signature. Notaries cannot provide signature guarantees. The Funds may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call 888-823-2867.

Telephone Requests. You also may redeem shares by calling the Funds at 888-823-2867. Unless you have not signed up for telephone privileges and a Fund fails to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor’s telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with signature guaranteed. To change the designated brokerage or bank account, it is necessary to contact the Intermediary through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Funds reserve the right to refuse a telephone redemption if they reasonably believe that the instructions are not genuine or if there appear to be other irregularities regarding the request.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the Exchange is closed, or (b) when the SEC has determined that trading on the Exchange is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by a Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may permit.

If shares of a Fund are purchased by check or Hallmark Automatic Transfer, the Fund will delay transmittal of redemption proceeds until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to ten (10) business days.

Shareholder checks written against funds that are not yet considered collected may be returned and a fee charged against the account. When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two (2) business days after the purchase.

Shareholder Services

Any shareholder may request redemptions by wire or by check. A service fee of $2 may be charged on redemption checks for less than $100 for Class R shares and a fee of $100 may be charged on redemption checks for less than $100,000 for Class I shares. A wire redemption service fee of $10 may be charged for Class R redemptions of less than $10,000 and a wire redemption service fee of $100 may be charged for Class I redemptions of less than $100,000. Service fees may be changed at any time and may be reduced or waived under certain conditions.

Hallmark Cash Performance Account. The Hallmark Cash Performance Account (“CPA”) and the Hallmark Cash Performance Account Plus (“CPA “Plus””) provide a comprehensive package of additional services to investors. These packages provide a checking arrangement whereby checks are provided to Fund shareholders. By completing the application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. Redemptions by check lengthen the time your money earns dividends, since redemptions are not made until the check is processed by the Funds. Because of this, you cannot write a check to completely liquidate your account, nor may a check be presented for certification or immediate payment. Your checks will be returned and a fee charged if they are postdated, contain an irregularity in the signature, amount or otherwise, or are written against accounts with insufficient or uncollected funds. All transaction activity, including check redemptions, will be reported on your account statement. Checking may not be available to clients of some Intermediaries.

A VISA Debit Card is also available with these packages. The VISA Debit Card functions exactly as a conventional VISA credit card does, except that the cardholder’s account is automatically charged for all purchases and cash advances, thus eliminating monthly finance charges. You may also use your VISA Debit Card to get cash at ATMs. Investors have a choice of receiving a cash rebate, currently 1%, on all VISA purchases which is credited to their account or, for an additional $35, participating in the Hallmark Airline Rewards Program. As with the checking facility, VISA charges are paid by liquidating shares in your account, but any charges that exceed the balance at the time they are presented will be rejected. VISA Debit Card issuance is subject to credit approval. The Trust, VISA or

24

the bank may reject any application for checks or debit cards and may terminate an account at any time. Conditions for obtaining a VISA Debit Card may be altered or waived by the Funds either generally or in specific instances. The checks and VISA Debit Card are intended to provide investors with easy access to their account balances.

Participants should refer to the VISA Account Shareholder Agreement for complete information regarding responsibilities and liabilities with respect to the VISA Debit Card. If a card is lost or stolen, the cardholder should report the loss immediately by telephoning the issuing bank, currently Bank One at 800-VISA-911 or 800-847-2911, which can be reached 24 hours a day, seven (7) days a week or telephoning the Fund at 800-637-1700 or 212-401-5500 on Monday through Friday, 8:30 AM to 6:00 PM, Eastern time.

For more information regarding features of the CPA and CPA “Plus” packages, as well as the Terms & Conditions of the Hallmark Airline Rewards Program, please call the Funds at 800-637-1700. The Funds will charge a nonrefundable annual CPA “Plus” service fee, currently $60, which may be charged to the account at the rate of $5 monthly. CPA and CPA “Plus” participants will be charged for specific costs incurred in placing stop payment orders, obtaining check copies and processing returned checks. These fees may be changed at any time upon 30 days’ notice to participants. In addition, Intermediaries in this program may charge their own additional service fees and may establish their own minimum check amount.

The use of checks and VISA Debit Cards by participants will be subject to the terms of the Hallmark CPA Application and the VISA Account Shareholder Agreement.

Exchange Privilege. Shareholder may exchange Fund shares for shares of the same class of other Reserve and Hallmark funds, on any day when the Fund’s NAV is calculated, by calling 888-823-2867. Exchange requests must be received by each Fund’s cutoff time in order be effected at the two funds’ respective NAV’s on that day. Exchange requests received after the cutoff time of either fund will be effected on the next day on which the Funds’ NAV is calculated.

Exchanges are available by telephone if you completed the “Redemptions and Exchanges by Telephone” information on your account application and marked to box to authorize telephone exchanges. Unless such authorization is withheld, a Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. In addition, each Fund will provide written confirmation of exchange transactions. A Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

Exchanges of the shares of one fund for the shares of another fund is a taxable event and may result in a gain or loss for Federal income tax purposes. The exchange privilege may not be available to clients of some Intermediaries and some Intermediaries may additional or different impose conditions on exchanges by their clients. The exchange privilege may be modified or terminated at any time.

Individual Retirement Accounts. Investors may use a Fund as an investment for an Individual Retirement Account (IRA). For more information call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern time on any business day or visit the “Form Library” in the “Literature Center” on our website, www.Hallmarkfunds.com, for an IRA account application.

Hallmark Automatic Asset-Builder Plan.SM You may make automatic purchases of Class TT, Class R, Class 70, Class 75 and Class 95 shares of a Fund by having a fixed dollar amount ($25 minimum) transferred into your Hallmark account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a federal salary, certain veterans’ benefits, or other regular payments from the federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Hallmark account. Please call the Funds at 800-637-1700 or visit the “Form Library” in the “Literature Center” on our website, www.Hallmarkfunds.com, for an Automatic Asset-Builder Plan application.

25

Hallmark Automatic Transfer Plan.SM If you have an account with a balance of at least $5,000, and you have submitted an Automatic Transfer Plan application to the Fund, you may make automatic transfers, without charge, from your Fund account to the eligible checking, NOW or bank money-market deposit account that you designate in the application (your “deposit account”). You may elect to have accumulated dividends or distributions from a Fund transferred to your deposit account on a monthly basis or to have a fixed dollar amount of Fund shares redeemed and the proceeds transferred to your deposit account on a monthly, quarterly or annual basis. These transfers must be for a minimum of $25 whether from redemptions or from reinvested dividends or distributions. You may also have amounts transferred to your deposit account from telephone redemptions of $100 and over. To be eligible for these services, your deposit account must be held at an Automated Clearing House member bank. For more information call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern time on any business day or visit the “Form Library” in the “Literature Center” on our website, www.Hallmarkfunds.com, for an Automatic Transfer Plan application. Changes to any plan elections must be in writing with signature(s) guaranteed. The Funds may impose a charge, modify or terminate any Automatic Transfer Plan at any time, after notice to the participant. The Automatic Transfer Plan may not be available to clients of some Intermediaries or may be subject to additional or other conditions or limitations.

Hallmark eChecking.SM Hallmark eChecking is another way you can make redemptions from your account through check writing privileges. Hallmark eChecking is an on-line bill payment service, which provides the ability to pay bills and more with point-and-click-convenience. You will be charged a fee, currently $4.95 per month, for unlimited transactions. For more information on Hallmark eChecking, please call Customer Service at 800-637-1700.

Reports and Statements. Shareholders receive an Annual Report containing audited financial statements and an unaudited Semi-Annual Report. Duplicate shareholder communications, such as the Prospectus, Annual Report, and Semi-Annual Report will not be sent to related accounts at a common address, unless instructed to the contrary by you. An account statement is sent to each shareholder at least quarterly. Shareholders who are clients of some Intermediaries will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. Shareholders have a duty to examine their account statement(s) and report any discrepancies to the Funds immediately. Failure to do so could result in the shareholder suffering a loss. Further, shareholders are advised to retain account statements.

Hallmark eDelivery.SM The Funds now offer electronic delivery of the prospectus and other shareholder communications by eDelivery. In order to receive this service, you must register your account and provide us with e-mail information. Please call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern time on any business day for more information or enroll online at www.Hallmarkfunds.com/edelivery. You must provide a verifiable e-mail address in order to enroll.

Hallmark Easy Access.SM Easy Access is The Hallmark Funds’ 24-hour toll-free telephone service that lets customers use a touch-tone phone for a variety of options including yields, account balances, check reorders, touch tone bill payment and other options. To use it, call 800-637-1700 and follow the instructions.

Hallmark OnLine Access.SM You may access your account activity for the previous six months, current price information and other information through On-Line Access at www.Hallmarkfunds.com. You must call Hallmark at 800-637-1700 to activate On-Line Access.

Stop Payments. Each Fund will honor stop payment requests on unpaid shareholder checks provided that it is advised of the correct check number, payee, check amount and date. Stop payment requests received by a Fund by the cutoff time will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing. Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

Shareholder Service Policies. The Funds’ policies concerning the shareholder services are subject to change from time to time. The Funds reserve the right to increase its minimum initial investment amount and to change the minimum account size subject to a Low Balance Fee or involuntary redemption. The Funds further reserve the right to impose service charges for other special services provided to individual shareholders including, but not limited to, fees for returned checks, stop payment orders on checks, and special research services. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

26

Inquiries. Shareholders should direct their inquiries to the firm from which they received this Prospectus or to the Funds, 1250 Broadway, New York, NY 10001-3701 or 800-637-1700.

TAXES

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder and judicial and administrative rulings, all of which are subject to change which may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code so long as such qualification is in the best interests of shareholders. If it so qualifies, each Fund generally will not be subjected to federal income tax on distributed amounts. Shareholders of a Fund, however, will be subject to federal income tax on any ordinary income and capital gains realized by the Fund and distributed to shareholders, whether distributed in cash or in the form of additional shares. Distributions of ordinary income and short-term capital gains will be taxable to the shareholder as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain distributions may be taxable to individuals and certain other shareholders at the maximum federal capital gains rate, depending upon the Fund’s holding period for the assets giving rise to the capital gains, regardless of how long the shareholder has held the Fund’s shares. The maximum capital gains rate generally applies to gains from the sale of assets held for more than 12 months. Capital gain from the sale of assets held for one year or less will generally be taxed as ordinary income.

Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands. Capital gains may be taxable to individuals and certain other shareholders at the maximum federal capital gains rate, depending upon the shareholder’s holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as a long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Shareholders receiving distributions in the form of additional shares of a Fund will have a cost basis for federal income tax purposes in each share received equal to the NAV of a share of that Fund on the reinvestment date. An exchange of shares in a Fund for shares of a related Fund will be treated as a taxable sale of the exchanged Fund shares. Accordingly, a shareholder may recognize a gain or loss for federal income tax purposes depending upon his or her basis in the Fund shares exchanged. A gain or loss will be treated as a capital gain or loss if the shares are capital assets in the shareholder’s hands. The shareholder will have a tax basis in the newly acquired Fund shares equal to the amount invested and will begin a new holding period for federal income tax purposes.

In order to qualify as a “regulated investment company” under the Code, each of the Funds must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments from certain securities loans, and gains from the sale of stock, securities or foreign currencies or other income (such as gains from options, futures or forward contracts) from investing in stock, securities or currencies; and (ii) hold as of the close of each taxable year quarter at least 50% of its assets in certain investments, such as cash, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities limited from any issuer to not more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and hold not more than 25% of the value of the Fund’s assets in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies).

27

The Code imposes a non-deductible, 4% excise tax on regulated investment companies that do not distribute to their shareholders in each calendar year an amount equal to (i) 98% of their calendar year ordinary income; plus 98% of their capital gain net income (the excess of capital gains over capital losses) for the one year period ending October 31. Dividends declared in October, November or December of any year to shareholders of record on any date in such a month will be deemed to have been received by the shareholders and paid by the Fund on December 31 of that year, provided such dividends are paid during January of the following year. If in any taxable year a Fund fails to qualify as a regulated investment company, the Fund’s taxable income would be taxable at corporate income rates and distributions to shareholders would be taxable as dividends to the extent of the Fund’s earnings and profits.

Dividends to shareholders who are nonresident aliens may be subject to a U.S. withholding tax at a rate of up to 30% under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty laws. Non-resident aliens are urged to consult their own tax adviser(s) concerning the applicability of the U.S. withholding tax.

Investment by a Fund in zero coupon or other discount debt securities will result in income to the Fund equal to a portion of the excess of the face value of the debt securities over their issue price (the “original issue discount”) each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which a Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. In addition, if a Fund invests in certain high-yield original issue discount securities issued by corporations, a portion of the original issue discount accruing on any such obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from a Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for the deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders. Gains derived by the Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by a Fund will be taxed as ordinary income to the extent of the accrued market discount of the bonds, unless the Fund elects to include the market discount in income as it accrues.

The Code includes rules applicable to certain non-equity listed options, futures contracts, and options on futures contracts which a Fund may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (“60/40 gain or loss”). Such contracts generally are required to be treated as sold at market value on the last day of such fiscal year and on certain other dates for federal income tax purposes (“marked-to-market”). Generally, equity options (options to buy or sell stocks) are not classified as Section 1256 contracts and are not subject to the marked-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by a Fund from transactions in equity options generally constitute short-term capital gains or losses. If equity call options written, or equity put options purchased, by a Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for equity puts or increased by the premium received for equity calls.

Generally, the hedging transactions undertaken by a Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains or losses realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, this amount, character and timing of gains or losses from the affected straddle positions will

28

be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle position, the amount which may be distributed to shareholders, and which will be taxed as ordinary income or capital gain, may be increased or decreased as compared to a Fund that did not engage in such hedging transactions. Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period of the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.

Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “Section 988” gains or losses, increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income.

A Fund may be subject to non-U.S. tax on income and gains received from securities of non-U.S. issuers which generally is withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of tax or exemption from tax on income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested within various countries is not known. The Funds intend to operate so as to qualify for tax treaty benefits where applicable. To the extent that a Fund is liable for foreign income taxes withheld at the source, the Fund may operate so as to meet the requirements of the Code to “pass through” to its shareholders tax benefits attributable to foreign income taxes paid by the Fund. If more than 50% of the value of the Fund’s total assets at the close of its taxable year is comprised of securities issued by foreign corporations, the Fund may elect to “pass through” to its shareholders the amount of foreign taxes paid by the Fund. Pursuant to this election shareholders will be required to (i) include in gross income, even though not actually received, their respective proportional share of foreign taxes paid by the Fund; (ii) treat their proportional share of foreign taxes as paid by them; and (iii) subject to certain limitations, either deduct their proportional share of foreign taxes in computing their taxable income, or use such share as foreign tax credit against U.S. income tax (but not both). No deduction for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions. One or more of the Funds may meet the requirements to “pass through” to its shareholders foreign income taxes paid, but there can be no assurance that any Fund will do so. Each shareholder will be notified within 60 days after the close of the taxable year of the Fund if the foreign taxes paid by the Fund will “pass through” for that year, and, if so, the amount of each shareholder’s proportional share (by country) of (i) the foreign taxes paid and (ii) the Fund’s gross income from foreign sources. The notice shall also include the amount of foreign taxes not allowable for “pass through” treatment because of a failure to satisfy certain requirements imposed under the Code.

A Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund

29

receives a so-called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another currently available election involves marking to market the Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains and losses are treated as though they were realized. Any such mark-to-market losses and any loss from all actual disposition of shares is deductible as an ordinary loss to the extent of any net mark-to-market gains previously reported as income.

A Fund generally will be required to withhold federal income tax at a rate of 28% (“backup withholding”) from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (i) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (ii) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s federal income tax liability.

The foregoing is a general summary of certain provisions of the Code and Treasury Regulations in effect. For the complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations promulgated thereunder. The Code and the Treasury Regulations thereunder are subject to change by legislative or administrative action either prospectively or retroactively.

Dividends paid by the Fund are generally expected to be subject to any state or local taxes on income. Shareholders should consult their own attorneys or tax advisers about the tax consequences related to investing in the Fund.

PERFORMANCE INFORMATION

From time to time, performance information regarding a Fund, such as total return, may be quoted in advertisements or in communications to shareholders. These performance quotations represent a Fund’s past performance, and should not be considered as representative of future results. A Fund’s total return may be calculated on an average annual and/or aggregate basis for various periods (which will be stated in all advertisements). Average annual total return reflects the average percentage change per year in the value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. In calculating total return, the assumption is made that dividends and capital gain distributions made by the Fund during the period are reinvested in additional shares.

From time to time, a Fund may advertise its yield and “tax-equivalent” yield. A Fund’s yields are calculated according to methods that are standardized for all mutual funds. Because yield calculation methods differ from the methods used for other purposes, a Fund’s yield may not equal its distribution rate, the income paid to a shareholders account, or the income reported in the Fund’s financial statements. The yield of a Fund refers to the income generated by an investment in the Fund over a 30-day period. This income is then “annualized.” That is, the amount of income generated by the investment during that period is assumed to be generated each 30 days over a 365-day period and is shown as a percentage of the investment. The Fund may also advertise together with its yield a tax-equivalent yield which reflects the yield which would be required of a taxable investment at a stated income tax rate in order to equal the Fund’s yield.

30

A Fund’s investment results will vary from time to time depending upon market conditions and the composition of the Fund’s portfolio, so that any investment results reported by a Fund should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the Fund’s investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The comparison of a Fund to an alternative investment should be made with consideration of the differences in features and expected performance. The Funds may also be mentioned in articles in newspapers, magazines, or other media from time to time. The Funds assume no responsibility for the accuracy of such data. Each Fund’s results also should be considered relative to the risks associated with the Fund’s investment objective and policies.

The principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Calculation of Total Return

Funds compute their average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result.

The Funds compute their aggregate total return by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Average annual total return (before taxes) for a specified period of time is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

Each Fund that advertises an “average annual total return – after taxes on distributions” for a class of shares computes such return by determining the average annual compounded rate of return after taxes on distributions during specified periods that equates the initial amount invested to the ending value after taxes on distributions but not after taxes on redemption.

Average annual total return-after taxes on distributions for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g. ordinary income rate for ordinary income distributions, short term capital gain rate for short term capital gain distributions and long term capital gain rate for long term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain

31

exemptions, deductions and credits at various income levels, (ii) the effect of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g. state and local taxes).

Each Fund that advertises an “average annual total return-after taxes on distributions and redemption” for a class of shares computes such return by determining the average annual compounded rate of return after taxes on distributions and redemption during specific periods that equates the initial amount invested to the ending value after taxes on distributions and redemption.

Average annual total returns-after taxes on distributions and redemptions for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g. ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the effect of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g. state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g. short-term or long-term).

Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Fund’s shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

SHARES OF BENEFICIAL INTEREST

Description of Shares

The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Shares of a Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights except that if a class is separately affected by a matter requiring shareholder vote, each class will vote separately on such matters. Shares of all classes vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees. All consideration received by the Trust for shares of one of the Funds and/or classes and all assets in which such consideration is invested will belong to that Fund and/or class (subject only to rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series and/or class are treated separately from those of the other series and/or class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

32

Shareholder Meetings

The Board of Trustees does not intend to hold annual meetings of shareholders of the Funds. Subject to certain conditions, shareholders of the Funds may seek to communicate with other shareholders to request a shareholder’s meeting to vote upon the removal of a Trustee or Trustees.

FINANCIAL STATEMENTS

The audited financial statements and notes thereto for each Fund, contained in the Annual Report to Shareholders dated June 30, 2004, are incorporated by reference into this Statement of Additional Information and have been audited by Briggs, Bunting & Dougherty LLP, whose report also appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. Such financial statements and notes thereto have been incorporated herein in reliance on the report of Briggs, Bunting & Dougherty, independent auditors, given on the authority of said firm as experts in auditing and accounting.

At a meeting of the Board of Trustees held on September 22, 2004, the Board approved a change in the fiscal year end for the Trust and each Fund from June 30 to March 31.

33

PART C
OTHER INFORMATION

Item 22. Exhibits.

(a)	Agreement and Declaration of Trust dated October 18, 1994, last amended July 25, 1996 — Incorporated herein by reference to Exhibit No. 1(a) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

(b)	By-Laws dated October 18, 1994, last amended July 25, 1996 — Incorporated herein by reference to Exhibit No. 2(a) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

(c)	None

(d)	(i)	Investment Advisory Agreement for TRAINER WORTHAM FIRST MUTUAL FUND between Registrant and Trainer Wortham & Company, Inc. dated November 14, 1998 — Incorporated herein by reference to Exhibit (d)(i) to Post-Effective Amendment No. 68 to Registration Statement No. 2-15037 filed electronically November 1, 2000.

	(ii)	Investment Advisory Agreement for TRAINER WORTHAM TOTAL RETURN BOND FUND between Registrant and Trainer Wortham & Company, Inc. dated November 14, 1998 — Incorporated herein by reference to Exhibit (d)(ii) to Post-Effective Amendment No. 68 to Registration Statement No. 2-15037 filed electronically November 1, 2000.

	(iii)	Investment Advisory Agreement for FROLEY, REVY CONVERTIBLE SECURITIES FUND between Registrant and Froley, Revy Investment Co., Inc. dated September 30, 2002 — Incorporated herein by reference to Exhibit (d)(iii) to Post-Effective Amendment No. 70 to Registration Statement No. 2-15037 filed electronically November 1, 2002.

	(iv)	Sub-Investment Advisory Agreement for FROLEY, REVY CONVERTIBLE SECURITIES FUND between Froley, Revy Investment Co., Inc. and Trainer Wortham & Company, Inc. dated September 30, 2002 — Incorporated herein by reference to Exhibit (d)(iv) to Post-Effective Amendment No. 70 to Registration Statement No. 2-15037 filed electronically November 1, 2002.

	(v)	Investment Management Agreement for HALLMARK INVESTMENT SERIES TRUST between Registrant and Reserve Management Company, Inc. on behalf of HALLMARK FIRST MUTUAL FUND, HALLMARK TOTAL RETURN BOND FUND AND HALLMARK CONVERTIBLE SECURITIES FUND dated October 1, 2004 — filed herewith.

	(vi)	Sub-Investment Management Agreement for HALLMARK FIRST MUTUAL FUND between Reserve Management Company, Inc. and Trainer Wortham & Company, Inc. dated October 1, 2004 — filed herewith.

	(vii)	Sub-Investment Management Agreement for HALLMARK TOTAL RETURN BOND FUND between Reserve Management Company, Inc. and Trainer Wortham & Company, Inc. dated October 1, 2004 — filed herewith.

C-1

	(viii)	Sub-Investment Management Agreement for HALLMARK CONVERTIBLE SECURITIES FUND between Reserve Management Company, Inc. and Froley, Revy Investment Company, Inc. dated October 1, 2004 — filed herewith.

(e)	(i)	Underwriting Agreement between Registrant and PFPC Distributors, Inc. dated December 31, 2000 — Incorporated herein by reference to Exhibit (e)(ii) to Post-Effective Amendment No. 69 to Registration Statement No.2-15037 filed electronically October 17, 2001.

	(ii)	Distribution Agreement between Registrant and Resrv Partners, Inc. dated October 1, 2004 — filed herewith.

(f)		None.

(g)	(i)	Custody Agreement with PFPC Trust Company dated August 1, 2000 — Incorporated herein by reference to Exhibit (g)(i) to Post-Effective Amendment No. 68 to Registration Statement No. 2-15037 filed electronically November 1, 2000.

	(ii)	Custodian Agreement with Chase Manhattan Bank (now J.P. Morgan Chase & Co.) — Incorporated by reference to Exhibit (g) to Post Effective Amendment No. 17 to the Registration Statement on Form N-1A of Hallmark Equity Series Trust, (File No. 33-63300) filed September 29, 1999.

(h)	(i)	Administration Agreement between Registrant and Fund/Plan Services, Inc., dated July 25, 1996 — Incorporated herein by reference to Exhibit No. 9(a) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

(a) Amendment to Administration Agreement dated April 28, 1998 — Incorporated herein by reference to Exhibit
        No. 9(a)(i) to Post-Effective Amendment No. 59 to Registration Statement No. 2-15037 filed electronically
October 30, 1998.

	(ii)	Accounting Services Agreement between Registrant and Fund/Plan Services, Inc., dated July 25, 1996 — Incorporated herein by reference to Exhibit No. 9(b) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

(a) Amendment to Accounting Services Agreement dated April 28, 1998 — Incorporated herein by reference to Exhibit No. 9(b)(i) to Post-Effective Amendment No. 59 to Registration Statement No. 2-15037 filed electronically October 30, 1998.

	(iii)	Transfer Agent Services Agreement between Registrant and Fund/Plan Services, Inc., dated July 25, 1996 — Incorporated herein by reference to Exhibit No. 9(c) to Post-Effective Amendment No. 56 to Registration Statement No. 2-15037 filed electronically September 30, 1996.

(a) Amendment to Transfer Agent Services Agreement dated April 28, 1998 — Incorporated herein by reference to Exhibit No. 9(c)(i) to Post-Effective Amendment No. 59 to Registration Statement No. 2-15037
filed electronically October 30, 1998.

(b) Amendment to Transfer Agent Services Agreement dated July 24, 2002 —

C-2

Incorporated herein by reference to Exhibit (h)(iii)(b) to Post-Effective Amendment No. 70 to Registration Statement No. 2-15037 filed electronically November 1, 2002.

	(iv)	Operating Expenses Agreement for TOTAL RETURN BOND FUND between Registrant and Trainer Wortham & Company, Inc., dated July 1, 1999, as amended, July 30, 2002 — Incorporated herein by reference to Exhibit (h)(iv) to Post-Effective Amendment No. 71 to Registration Statement No. 2-15037 filed electronically September 30, 2003.

	(v)	Operating Expenses Agreement for FROLEY, REVY CONVERTIBLE SECURITIES FUND between Registrant and Froley, Revy Investment Co., Inc., dated August 1, 2002 - Incorporated herein by reference to Exhibit (h)(v) to Post-Effective Amendment No. 71 to Registration Statement No. 2-15037 filed electronically September 30, 2003.

(i)	Opinion of Counsel — Incorporated by reference to Registrant’s Rule 24f-2 Notice filed electronically September 29, 1998.

(j)	Consent of Independent Auditors

(k)	Not Applicable.

(l)	None.

(m)	(i)	Distribution (12b-1) Plan for FIRST MUTUAL FUND, dated October 31, 1991, as amended November 14, 1998 — Incorporated herein by reference to Exhibit (m)(i) to Post-Effective Amendment No. 70 to Registration Statement No. 2-15037 filed electronically November 1, 2002.

	(ii)	Service and Distribution Plan for the FROLEY, REVY CONVERTIBLE SECURITIES FUND — Incorporated herein by reference to Exhibit (m) to Post-Effective Amendment No. 67 to Registration Statement No. 2-15037 filed electronically August 3, 2000.

	(iii)	Class R Shares Distribution Plan Pursuant to Rule 12b-1 for HALLMARK FIRST MUTUAL FUND, HALLMARK TOTAL RETURN BOND FUND AND HALLMARK CONVERTIBLE SECURITIES FUND dated October 1, 2004 — filed herewith.

(n)	18f-3 Plan — filed herewith.

(o)	None.

(p)	(i)	Code of Ethics - Trainer Wortham Funds and Trainer Wortham & Company, Inc. —Incorporated herein by reference to Exhibit (p)(i) to Post-Effective Amendment No. 70 to Registration Statement No. 2-15037 filed electronically November 1, 2002.

	(ii)	Code of Ethics - Froley, Revy Investment Co., Inc. — Incorporated herein by reference to Exhibit (p)(ii) to Post-Effective Amendment No. 68 to Registration Statement No. 2-15037 filed electronically August 3, 2000.

	(iii)	Code of Ethics - Hallmark Investment Series Trust, Reserve Management Company, Inc. and Resrv Partners, Inc. — filed herewith.

C-3

(q)	Powers-of-Attorney — Incorporated herein by reference to Exhibit (q) to Post-Effective Amendment No. 68 to Registration Statement No. 2-15037 filed electronically August 3, 2000.

Item 23. Persons Controlled by or Under Common Control with Registrant.

Not Applicable

Item 24. Indemnification.

        Article VII, Section 2 of the Registrant’s Agreement and Declaration of Trust provides as follows: The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the Bylaws, the Trust out of its assets may indemnify and hold harmless each and every trustee and officer of the Trust from an against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

        Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

        Article Sixth of the By-Laws of the Trust provide that any trustee and officer shall be indemnified against reasonable costs and expenses incurred in connection with any proceeding to which he or she is made a party by reason of his being or having been a trustee or officer of the Trust, except in relation to any action, suit or proceeding in which he or she is adjudged liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves a trustee or officer of liability for such willful misfeasance, etc., a written opinion of independent counsel is required prior to payment of indemnification.

        Indemnification of the Trust’s investment advisor, distributor, custodian, administrator, transfer agent, dividend disbursing and redemption agent and accounting services agent is provided for, respectively, in Section 8 of the Investment Advisory Agreement (Exhibit 5(a)); Section 8 of the Underwriting Agreement (Exhibit 6(a)), Section 18 of the Custodian Agreement (Exhibit 8), Section 25 of the Administration Agreement (Exhibit 9(a)) Section 8(d) of the Administration Agreement (Exhibit 9(c)), and Section 23 of the Accounting Services Agreement (Exhibit 9(c)).

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of

C-4

expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities which have been registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 25. Business and Other Connections of Investment Adviser.

Reserve Management Company, Inc. (“RMCI”) acts as the investment adviser for each series of the following open-end registered management investment companies: The Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, Hallmark Equity Series Trust, Reserve Municipal Money-Market Trust and Reserve Short Term Investment Trust.

Each executive officer of RMCI is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged since June 1, 2002 for his own account or in the capacity of director, officer, partner or trustee. Mr. Bruce Bent is Chairman/CEO and Trustee, Mr. Bruce Bent II is President and Assistant Treasurer, and Mr. Arthur Bent II is Chief Operating Officer/Treasurer, Senior Vice President and Assistant Secretary of each of the Trusts for which RMCI acts as investment adviser. The address of each of the registered investment management companies listed above, RMCI, Reserve Management Corporation and Reserve Partners, Inc. is 1250 Broadway, 32nd Floor, New York, New York 10001.

NAME	POSITION WITH ADVISER	OTHER BUSINESSES

Bruce R. Bent	President	Chairman and CEO and Director of Management Corporation and Chairman and Director of Resrv Partners, Inc.,

Bruce R. Bent II	Senior Vice President, Secretary and Assistant Treasurer	President, Secretary and Director of Reserve Management Corporation and Secretary and Director of Resrv Partners, Inc.

Arthur T. Bent, III	Senior Vice President, COO, Treasurer, and Assistant Secretary	Chief Operating Officer, Treasurer and Director of Reserve Management Corporation and Assistant Treasurer and Director of Resrv Partners, Inc.

Item 26. Principal Underwriter.

(a)	Reserve Partners, Inc., a principal underwriter of the Registrant, also acts as principal underwriter to The Reserve Tax-Exempt Trust, Reserve Institutional Trust, and Reserve New York Tax-Exempt Trust.

C-5

(b)	Provided below is the name, positions and offices with Resrv Partners, Inc. and positions and offices with each series of the Registrant for each Director, Officer or partner of Resrv Partners, Inc. The principal business address of each such person is 1250 Broadway, 32nd Floor, New York, New York 10001.

Name	Position(s) and Office(s) with Resrv Partners, Inc.	Position(s) and Office(s) with the Registrant
Bruce R. Bent	Chairman and Director	Chairman and CEO

Mary Belmonte	President	None

Bruce R. Bent II	Secretary, Assistant Treasurer and Director	President and Assistant Treasurer

Arthur T. Bent III	Treasurer, Assistant Secretary and Director	Senior Vice President, Treasurer, Chief Operating Officer and Assistant Secretary

(c) Not applicable.

Item 27. Location of Accounts and Records.

Location of Accounts and Records All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant’s Custodian.

Item 28. Management Services.

See “Investment Management, Distribution, Service and Custodian Agreements” in Part B.

Item 29. Undertakings.

Not Applicable.

C-6

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485 (b) under the Securities Act of 1933 and Registrant has duly caused this Post-Effective Amendment No. 74 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 1st day of October, 20034.

HALLMARK INVESTMENT SERIES TRUST

By:	/s/ Bruce R. Bent II
Bruce R. Bent II, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 74 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Bruce R. Bent______ Bruce R. Bent	Chairman/CEO and Trustee	October 1, 2004

/s/ Bruce R.. Bent II Bruce R. Bent II	President and Assistant Treasurer	October 1, 2004

/s/ Arthur T. Bent III Arthur T. Bent III.	Senior Vice President, Treasurer, Chief Operating Officer and Assistant Secretary	October 1, 2004

*__________________ Edwin Ehlert Jr.	Trustee

*__________________ Donald J. Harrington	Trustee

*__________________ William E. Viklund	Trustee

*__________________ William J. Montgoris	Trustee

*__________________ Patrick J. Foye	Trustee

/s/_________________ * By: Bruce R. Bent II Attorney-in-Fact		October 1, 2004

C-7

EXHIBIT INDEX

Exhibit		Description

(d)(v)	—	Investment Management Agreement for HALLMARK INVESTMENT SERIES TRUST between Registrant and Reserve Management Company, Inc. on behalf of HALLMARK FIRST MUTUAL FUND, HALLMARK TOTAL RETURN BOND FUND AND HALLMARK CONVERTIBLE SECURITIES FUND dated October 1, 2004.
(d)(vi)	—	Sub-Investment Management Agreement for HALLMARK FIRST MUTUAL FUND between Reserve Management Company, Inc. and Trainer Wortham & Company, Inc. dated October 1, 2004.
(d)(vii)	—	Sub-Investment Management Agreement for HALLMARK TOTAL RETURN BOND FUND between Reserve Management Company, Inc. and Trainer Wortham & Company, Inc. dated October 1, 2004.
(d)(viii)	—	Sub-Investment Management Agreement for HALLMARK CONVERTIBLE SECURITIES FUND between Reserve Management Co., Inc. and Froley, Revy Investment Company, Inc. dated October 1, 2004.
(e)(ii)	—	Distribution Agreement between Registrant and RESERV PARTNERS, INC. dated October 1, 2004.
(j)	—	Consent of Briggs, Bunting & Dougherty, LLP.
(m)(iii)	—	Class R Shares Distribution Plan Pursuant to Rule 12b-1 for HALLMARK FIRST MUTUAL FUND, HALLMARK TOTAL RETURN BOND FUND AND FROLEY, REVY CONVERTIBLE SECURITIES FUND dated October 1, 2004.
(n)	—	18f-3 Plan.
(p)(iii)	—	Code of Ethics of Hallmark Investment Series Trust, Reserve Management Company, Inc. and Resrv Partners, Inc.